UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.    SCHEDULE OF INVESTMENTS.

Insert Waddell & Reed Advisors Bond Fund, Waddell & Reed Advisors Global Bond Fund, Waddell & Reed Advisors Government Securities Fund, Waddell & Reed Advisors High Income Fund, Waddell & Reed Advisors Municipal Bond Fund, Waddell & Reed Advisors Municipal High Income Fund, Waddell & Reed Advisors Cash Management Schedule of Investments files here.

SCHEDULE OF INVESTMENTS Bond Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Consumer Discretionary
Apparel Retail – 1.4%
Limited Brands, Inc.:
8.500%, 6–15–19	$3,000	$3,555
7.000%, 5–1–20	10,676	12,118
5.625%, 2–15–22	1,710	1,838

		17,511

Automobile Manufacturers – 1.0%
General Motors Co.:
3.500%, 10–2–18	3,980	4,059
5.000%, 4–1–35	8,000	8,337

		12,396

Broadcasting – 1.3%
CBS Corp. (GTD by CBS Operations, Inc.),
2.300%, 8–15–19	11,150	11,017
NBCUniversal Media LLC,
5.150%, 4–30–20	5,297	6,011

		17,028

Cable & Satellite – 2.7%
Comcast Cable Communications, Inc.,
8.500%, 5–1–27	5,250	7,534
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.000%, 3–1–21	6,750	7,361
3.800%, 3–15–22	2,881	2,931
3.950%, 1–15–25	3,365	3,392
Time Warner, Inc.,
4.750%, 3–29–21	12,250	13,369

		34,587

Education Services – 0.3%
Trustees of Princeton University (The),
4.950%, 3–1–19	3,000	3,359

General Merchandise Stores – 1.2%
Dollar General Corp.,
3.250%, 4–15–23	17,000	15,474

Home Improvement Retail – 1.3%
Home Depot, Inc. (The),
4.400%, 4–1–21	15,000	16,687

Homebuilding – 1.0%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	12,945	12,686

Hotels, Resorts & Cruise Lines – 0.5%
Marriott International, Inc.,
3.375%, 10–15–20	5,723	5,859

Household Appliances – 0.2%
Controladora Mabe S.A. de C.V.,
6.500%, 12–15–15 (A)	2,000	2,065

Internet Retail – 1.3%
Amazon.com, Inc.,
4.800%, 12–5–34	16,470	17,223

Total Consumer Discretionary – 12.2%		154,875
Consumer Staples
Brewers – 1.3%
SABMiller plc,
6.500%, 7–15–18 (A)	15,000	17,125

Drug Retail – 0.9%
Walgreen Co.:
1.800%, 9–15–17	4,000	4,002
3.100%, 9–15–22	7,000	6,916

		10,918

Household Products – 1.1%
Procter & Gamble Co. (The),
8.000%, 9–1–24	10,000	14,037

Total Consumer Staples – 3.3%		42,080
Energy
Coal & Consumable Fuels – 0.2%
Peabody Energy Corp.,
6.500%, 9–15–20	3,000	2,603

Oil & Gas Equipment & Services – 3.0%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1–31–19	5,000	5,731
4.050%, 2–15–22	7,000	7,263

Halliburton Co.:
6.150%, 9–15–19	7,000	8,108
6.750%, 2–1–27	4,950	6,096
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
3.300%, 9–14–21 (A)	11,175	11,469

		38,667

Oil & Gas Exploration & Production – 2.3%
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11–15–34	10,500	10,774
EQT Corp.:
8.125%, 6–1–19	8,081	9,742
4.875%, 11–15–21	3,000	3,241
Plains Exploration & Production Co.,
6.125%, 6–15–19	4,660	5,044

		28,801

Oil & Gas Storage & Transportation – 2.1%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	1,789	1,943
El Paso Corp.,
7.000%, 6–15–17	3,000	3,308
Plains All American Pipeline L.P. and PAA FinanceCorp.,
3.600%, 11–1–24	12,500	12,271
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	6,000	7,162
Williams Co., Inc. (The),
4.550%, 6–24–24	1,880	1,748

		26,432

Total Energy – 7.6%		96,503
Financials
Asset Management & Custody Banks – 0.9%
Ares Capital Corp.,
3.875%, 1–15–20	11,635	11,602

Consumer Finance – 3.0%
Capital One N.A.,
2.400%, 9–5–19	12,000	11,941
Discover Financial Services,
3.950%, 11–6–24	11,900	11,962
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7–10–19	3,400	3,472
Western Union Co. (The),
3.650%, 8–22–18	10,000	10,375

		37,750

Diversified Banks – 2.2%
Bank of America Corp.,
5.650%, 5–1–18	8,000	8,888
HSBC Holdings plc,
5.100%, 4–5–21	7,350	8,308
U.S. Bancorp,
4.125%, 5–24–21	10,000	10,932

		28,128

Investment Banking & Brokerage – 0.3%
Morgan Stanley,
3.700%, 10–23–24	4,000	4,055

Life & Health Insurance – 1.9%
Aflac, Inc.,
3.625%, 11–15–24	9,250	9,431
MetLife, Inc.,
6.817%, 8–15–18	13,000	15,126

		24,557

Other Diversified Financial Services – 3.2%
Citigroup, Inc.,
2.550%, 4–8–19	4,670	4,701
Fidelity National Financial, Inc.,
6.600%, 5–15–17	11,430	12,571
JPMorgan Chase & Co.,
6.000%, 1–15–18	12,000	13,426
TIAA Asset Management Finance Co. LLC,
4.125%, 11–1–24 (A)	9,600	9,834

		40,532

Regional Banks – 0.5%
PNC Bank N.A.,
3.300%, 10–30–24	5,500	5,597

Specialized REITs – 0.2%
Crown Castle International Corp.,
5.250%, 1–15–23	2,844	2,901

Total Financials – 12.2%		155,122

Health Care
Biotechnology – 0.5%
Amgen, Inc.:
6.150%, 6–1–18	2,911	3,313
5.700%, 2–1–19	2,000	2,250

		5,563

Health Care Equipment – 1.0%
Medtronic, Inc.,
4.375%, 3–15–35 (A)	12,060	12,794

Health Care Services – 1.2%
Medco Health Solutions, Inc.:
7.125%, 3–15–18	9,000	10,391
4.125%, 9–15–20	5,000	5,309

		15,700

Health Care Supplies – 0.5%
DENTSPLY International, Inc.,
4.125%, 8–15–21	5,500	5,767

Total Health Care – 3.2%		39,824
Industrials
Aerospace & Defense – 1.1%
BAE Systems Holdings, Inc.,
3.800%, 10–7–24 (A)	8,000	8,201
Honeywell International, Inc.,
5.000%, 2–15–19	5,000	5,604

		13,805

Airlines – 0.4%
Southwest Airlines Co.,
5.125%, 3–1–17	4,720	5,057

Construction Machinery & Heavy Trucks – 1.2%
Joy Global, Inc.,
6.000%, 11–15–16	14,350	15,503

Electrical Components & Equipment – 0.8%
WESCO Distribution, Inc.,
5.375%, 12–15–21	10,352	10,443

Environmental & Facilities Services – 3.3%
Republic Services, Inc.,
4.750%, 5–15–23	15,000	16,671
Waste Management, Inc.:
4.600%, 3–1–21	13,299	14,727
7.100%, 8–1–26	8,460	11,078

		42,476

Industrial Conglomerates – 0.5%
General Electric Capital Corp.,
6.000%, 8–7–19	5,000	5,816

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
3.400%, 9–1–24	2,275	2,317

Trading Companies & Distributors – 0.7%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	8,247	8,391

Trucking – 0.2%
Penske Truck Leasing Co. L.P.,
2.875%, 7–17–18 (A)	3,000	3,050

Total Industrials – 8.4%		106,858
Information Technology
Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	8,428	8,681
6.375%, 4–1–20 (A)	5,685	5,813
5.375%, 8–1–22 (A)	5,191	5,126

		19,620

Electronic Equipment & Instruments – 1.3%
Xerox Corp.,
6.350%, 5–15–18	14,100	15,943

Electronic Manufacturing Services – 1.3%
Jabil Circuit, Inc.:
8.250%, 3–15–18	9,350	10,630
5.625%, 12–15–20	5,480	5,805

		16,435

Internet Software & Services – 0.6%
Alibaba Group Holdings Ltd.,
3.600%, 11–28–24 (A)	8,380	8,312

Systems Software – 1.0%
CA, Inc.,
5.375%, 12–1–19	11,160	12,352

Total Information Technology – 5.7%		72,662

Materials
Commodity Chemicals – 0.1%
Axiall Corp.,
4.875%, 5–15–23	727	686
Eagle Spinco, Inc.,
4.625%, 2–15–21	727	689

		1,375

Diversified Chemicals – 1.9%
Dow Chemical Co. (The),
3.500%, 10–1–24	16,000	15,838
E.I. du Pont de Nemours and Co.,
5.750%, 3–15–19	6,800	7,772

		23,610

Diversified Metals & Mining – 1.8%
Freeport-McMoRan Copper & Gold, Inc.,
3.100%, 3–15–20	5,000	4,864
Glencore Funding LLC,
3.125%, 4–29–19 (A)	10,500	10,525
Rio Tinto Finance (USA) Ltd.,
3.750%, 9–20–21	6,666	6,851

		22,240

Forest Products – 1.2%
Georgia-Pacific LLC,
5.400%, 11–1–20 (A)	14,000	15,753

Specialty Chemicals – 1.6%
Lubrizol Corp. (The),
8.875%, 2–1–19	10,285	12,840
Methanex Corp.,
5.250%, 3–1–22	7,500	8,057

		20,897

Total Materials – 6.6%		83,875
Telecommunication Services
Integrated Telecommunication Services – 1.4%
Verizon Communications, Inc.,
5.150%, 9–15–23	16,000	17,668

Wireless Telecommunication Service – 1.4%
America Movil S.A.B. de C.V.,
5.000%, 3–30–20	1,962	2,164
American Tower Corp.,
5.900%, 11–1–21	14,000	15,759

		17,923

Total Telecommunication Services – 2.8%		35,591
Utilities
Electric Utilities – 2.0%
Detroit Edison Co. (The),
3.900%, 6–1–21	13,500	14,608
PacifiCorp,
2.950%, 2–1–22	11,000	11,145

		25,753

Multi-Utilities – 2.4%
Dominion Resources, Inc., Series B,
2.750%, 9–15–22	4,000	3,879
Dominion Resources, Inc., Series F,
5.250%, 8–1–33	7,500	8,801
Duke Energy Carolinas LLC,
4.300%, 6–15–20	3,250	3,533
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	7,000	7,417
NorthWestern Corp.,
6.340%, 4–1–19	5,600	6,517

		30,147

Water Utilities – 0.3%
California Water Service Co.,
5.875%, 5–1–19	3,000	3,434

Total Utilities – 4.7%		59,334

TOTAL CORPORATE DEBT SECURITIES – 66.7%		$846,724
(Cost: $809,881)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.4%
MASTR Adjustable Rate Mortgage Trust 2005-1,
2.724%, 3–25–35 (B)	4,223	399
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7–12–38 (B)	4,819	4,814
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.531%, 2–25–34 (B)	1,742	141
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.398%, 3–25–34 (B)	2,314	167

		5,521

TOTAL MORTGAGE-BACKED SECURITIES – 0.4%		$5,521
(Cost: $12,968)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.4%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10–1–18	3,985	4,474

New York – 0.4%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	4,032	5,703

TOTAL MUNICIPAL BONDS – TAXABLE – 0.8%		$10,177
(Cost: $8,052)

OTHER GOVERNMENT SECURITIES (C)
Canada – 1.0%
Province de Quebec,
7.140%, 2–27–26	9,365	12,664

Israel – 0.9%
State of Israel,
4.000%, 6–30–22	10,835	11,743

TOTAL OTHER GOVERNMENT SECURITIES – 1.9%		$24,407
(Cost: $20,339)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.7%
Federal Farm Credit Bank,
4.600%, 1–29–20	7,500	8,406

Mortgage-Backed Obligations – 13.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–23	1,854	2,007
4.500%, 5–15–32	1,979	2,022
4.000%, 10–15–35	4,000	4,181
3.000%, 10–15–36	14,210	14,578
4.000%, 11–15–36	2,434	2,545
4.500%, 8–15–39	3,716	3,895
2.500%, 12–15–41	12,325	12,368
4.349%, 12–25–44 (A)(B)	4,000	4,225
3.656%, 10–25–45 (A)(B)	8,000	8,100
3.502%, 11–25–45 (A)(B)	3,180	3,153
4.595%, 11–25–46 (A)(B)	8,250	8,847
4.421%, 12–25–48 (A)(B)	4,000	4,259
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates,
4.186%, 12–25–20	12,635	13,929
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 8–25–33	748	778
5.500%, 11–25–36 (E)	4,007	686
2.000%, 4–25–39	12,938	12,739
4.000%, 5–25–39	2,827	2,937
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.850%, 3–1–18	4,824	5,143
4.950%, 4–1–19	1,876	2,086
5.500%, 10–1–21	3,053	3,338
5.500%, 11–1–22	1,107	1,210
3.000%, 9–1–28	10,806	11,205
4.000%, 12–1–31	8,829	9,518
5.500%, 2–1–35	2,066	2,344
4.000%, 10–1–43	13,063	14,009
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	6,922	6,908
2.000%, 3–16–42	11,427	11,162

		168,172

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 13.9%		$176,578
(Cost: $178,780)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 3.3%
U.S. Treasury Bonds,
8.000%, 11–15–21	8,900	12,377
U.S. Treasury Notes:
1.750%, 5–15–22	15,000	14,742
1.625%, 11–15–22	15,000	14,542

		41,661

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.3%		$41,661
(Cost: $41,000)
SHORT-TERM SECURITIES
Commercial Paper (F) – 11.9%
BMW U.S. Capital LLC (GTD by BMW AG),
0.130%, 1–16–15	5,000	5,000
Coca-Cola Co. (The),
0.130%, 2–12–15	5,000	4,999
CVS Caremark Corp.,
0.450%, 1–13–15	3,000	2,999
DTE Energy Co. (GTD by Detroit Edison Co.),
0.400%, 1–8–15	10,000	9,999
Exxon Mobil Corp.,
0.010%, 1–2–15	8,142	8,142
Federal Home Loan Bank,
0.055%, 1–9–15	5,000	5,000
General Mills, Inc.:
0.360%, 1–15–15	12,500	12,498
0.350%, 1–27–15	3,000	2,999
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.230%, 1–27–15	4,657	4,656
Illinois Tool Works, Inc.:
0.130%, 1–6–15	10,000	10,000
0.120%, 1–8–15	10,000	10,000
J.M. Smucker Co. (The):
0.300%, 1–5–15	5,000	5,000
0.300%, 1–8–15	15,000	14,999
John Deere Financial, Inc. (GTD by John Deere Capital Corp.),
0.140%, 1–15–15	12,000	11,999
L Oreal USA, Inc.,
0.100%, 1–26–15	2,000	2,000
Sherwin-Williams Co. (The),
0.230%, 1–13–15	10,000	9,999
Virginia Electric and Power Co.,
0.315%, 1–8–15	10,000	9,999
Wal-Mart Stores, Inc.,
0.090%, 1–13–15	5,000	5,000
Wisconsin Gas LLC,
0.150%, 1–7–15	15,000	15,000

		150,288

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (D)	3,646	3,646

Municipal Obligations – 0.0%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.040%, 1–7–15 (D)	100	100

TOTAL SHORT-TERM SECURITIES – 12.2%		$154,034
(Cost: $154,035)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,259,102
(Cost: $1,225,055)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		9,646

NET ASSETS – 100.0%		$1,268,748

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $161,426 or 12.4% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(C)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(F)	Rate shown is the yield to maturity at December 31, 2014.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$846,724	$—
Mortgage-Backed Securities	—	5,521	—
Municipal Bonds	—	10,177	—
Other Government Securities	—	24,407	—
United States Government Agency Obligations	—	176,578	—
United States Government Obligations	—	41,661	—
Short-Term Securities	—	154,034	—
Total	$—	$1,259,102	$—

During the period ended December 31, 2014, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,225,055
Gross unrealized appreciation	50,687
Gross unrealized depreciation	(16,640)
Net unrealized appreciation	$ 34,047

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares		Value

Brazil
Utilities – 1.0%
Alupar Investimento S.A.		608	$4,035
Transmissora Alianca de Energia Eletrica S.A.		541	3,832

			7,867

Total Brazil – 1.0%			$7,867
Chile
Utilities – 0.3%
Aguas Andinas S.A.		3,909	2,262

Total Chile – 0.3%			$2,262
Panama
Financials – 1.2%
Banco Latinoamericano de Comercio Exterior S.A.		335	10,091

Total Panama – 1.2%			$10,091
United Kingdom
Energy – 1.5%
Royal Dutch Shell plc, Class A		265	8,860
Seadrill Partners LLC		209	3,398

			12,258

Health Care – 1.1%
GlaxoSmithKline plc		410	8,791

Total United Kingdom – 2.6%			$21,049
United States
Health Care – 0.7%
Bristol-Myers Squibb Co.		100	5,887

Information Technology – 1.1%
Intel Corp. (A)		239	8,661

Utilities – 0.7%
PPL Corp.		155	5,636

Total United States – 2.5%			$20,184

TOTAL COMMON STOCKS – 7.6%			$61,453
(Cost: $56,424)

CORPORATE DEBT SECURITIES	Principal
Argentina
Consumer Discretionary – 0.6%
Arcos Dorados Holdings, Inc.
10.250%, 7–13–16 (B)	BRL	14,475	5,132

Energy – 1.2%
Pan American Energy LLC:
7.875%, 5–7–21		$1,650	1,675
7.875%, 5–7–21 (C)		4,000	4,060
YPF Sociedad Anonima
8.875%, 12–19–18 (C)		3,900	4,033

			9,768

Industrials – 0.6%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (C)		4,200	4,326
10.750%, 12–1–20		277	286

			4,612

Materials – 0.2%
IRSA Inversiones y Representaciones S.A.
8.500%, 2–2–17		2,000	1,998

Utilities – 0.3%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (C)		1,500	1,455
7.875%, 5–14–17		761	738

			2,193

Total Argentina – 2.9%			$23,703

Austria
Consumer Staples – 0.6%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10–28–20 (C)	4,600	4,763

Industrials – 0.1%
OAS Investments GmbH
8.250%, 10–19–19 (C)	3,250	1,105

Total Austria – 0.7%		$5,868
Brazil
Consumer Discretionary – 2.8%
Globo Comunicacoe e Participacoes S.A.:
6.250%, 7–29–49 (C)(D)	4,000	4,092
6.250%, 12–20–49 (D)	9,111	9,321
Net Servicos de Comunicacao S.A.
7.500%, 1–27–20	8,349	8,599

		22,012

Consumer Staples – 2.1%
BFF International Ltd.
7.250%, 1–28–20 (C)	7,900	8,792
JBS Finance II Ltd.
8.250%, 1–29–18 (C)	7,900	8,078

		16,870

Energy – 0.6%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (C)	1,410	1,419
QGOG Constellation S.A.
6.250%, 11–9–19 (C)	5,750	3,623

		5,042

Financials – 1.6%
Banco BMG S.A.:
9.150%, 1–15–16 (C)	200	200
9.150%, 1–15–16	800	800
Banco Bradesco S.A.
4.125%, 5–16–16 (C)	6,800	6,970
Banco Cruzeiro do Sul S.A.
8.500%, 2–20–15 (C)(E)	7,500	1,126
Banco Santander Brasil S.A.
4.500%, 4–6–15 (C)	2,250	2,263
Caixa Economica Federal
4.250%, 5–13–19 (C)	1,800	1,755

		13,114

Industrials – 1.4%
Embraer Overseas Ltd.
6.375%, 1–24–17	7,000	7,532
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6–30–21 (C)	1,870	1,749
TAM Capital 2, Inc.:
9.500%, 1–29–20 (C)	1,800	1,862
9.500%, 1–29–20	300	310

		11,453

Materials – 0.9%
Suzano Trading Ltd.
5.875%, 1–23–21 (C)	6,750	6,899

Total Brazil – 9.4%		$75,390
British Virgin Islands
Energy – 0.7%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (C)	5,097	4,791
5.250%, 7–30–18	717	674

		5,465

Industrials – 0.1%
OAS Finance Ltd.:
8.000%, 7–2–21 (C)	1,000	320
8.875%, 4–29–49 (D)	3,350	1,038

		1,358

Total British Virgin Islands – 0.8%		$6,823
Cayman Islands
Consumer Staples – 0.4%
Marfrig Overseas Ltd.
9.500%, 5–4–20 (C)	3,000	3,030

Industrials – 0.8%
Odebrecht Offshore Drilling Finance
6.750%, 10–1–22 (C)		6,810	6,231

Telecommunication Services – 0.2%
Hutchison Whampoa Ltd.
1.625%, 10–31–17 (C)		2,000	1,983

Total Cayman Islands – 1.4%			$11,244
Chile
Industrials – 0.6%
Guanay Finance Ltd.
6.000%, 12–15–20 (C)		4,500	4,685

Materials – 1.0%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (C)		6,600	6,946
4.375%, 5–15–23 (C)		1,600	1,573

			8,519

Total Chile – 1.6%			$13,204
China
Utilities – 1.1%
China Resources Power Holdings Co. Ltd.
3.750%, 8–3–15		8,650	8,730

Total China – 1.1%			$8,730
Columbia
Energy – 1.9%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (B)	COP	18,938,000	8,374
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (C)		$5,900	5,083
7.250%, 12–12–21 (C)		2,250	1,957

			15,414

Financials – 0.2%
Banco de Bogota S.A.
5.000%, 1–15–17 (C)		1,400	1,456

Utilities – 1.2%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (B)	COP	20,786,000	9,416

Total Columbia – 3.3%			$26,286
France
Consumer Discretionary – 0.6%
Numericable Group S.A.
6.000%, 5–15–22 (C)		$4,605	4,630

Financials – 0.9%
BNP Paribas S.A.
5.186%, 6–29–49 (C)		3,600	3,600
Societe Generale S.A.
5.922%, 4–29–49 (C)		4,000	4,148

			7,748

Total France – 1.5%			$12,378
Germany
Consumer Discretionary – 0.4%
Schaeffler Finance B.V.
7.750%, 2–15–17 (C)		2,500	2,738

Industrials – 0.6%
Rearden G Holdings EINS GmbH
7.875%, 3–30–20 (C)		5,150	5,047

Total Germany – 1.0%			$7,785
Hong Kong
Financials – 0.3%
Hongkong and Shanghai Banking Corp. (The)
5.000%, 8–29–49 (D)		2,500	2,535

Total Hong Kong – 0.3%			$2,535
India
Financials – 0.3%
ICICI Bank Ltd.
4.750%, 11–25–16 (C)		2,500	2,612

Utilities – 0.6%
Rural Electrification Corp. Ltd.
4.250%, 1–25–16		4,300	4,390
Tata Electric Co.
8.500%, 8–19–17		200	219

			4,609

Total India – 0.9%			$7,221

Indonesia
Telecommunication Services – 0.6%
Indosat Palapa Co. B.V.
7.375%, 7–29–20 (C)		4,750	5,000

Utilities – 0.6%
Majapahit Holding B.V.
7.750%, 10–17–16		3,900	4,275

Total Indonesia – 1.2%			$9,275
Ireland
Energy – 0.2%
Novatek Finance Ltd.
7.750%, 2–21–17 (B)(C)	RUB	146,000	1,851

Financials – 0.5%
MTS International Funding Ltd.
5.000%, 5–30–23 (C)		$2,400	1,896
VEB Finance Ltd.
5.375%, 2–13–17 (C)		2,125	1,912

			3,808

Telecommunication Services – 0.2%
Mobile TeleSystems OJSC
5.000%, 5–30–23		2,300	1,817

Utilities – 0.4%
RusHydro Finance Ltd.
7.875%, 10–28–15 (B)	RUB	212,800	3,184

Total Ireland – 1.3%			$10,660
Luxembourg
Consumer Staples – 0.1%
Tonon Luxembourg S.A.
10.500%, 5–14–24 (C)		$750	562

Energy – 0.4%
Offshore Drilling Holding S.A.
8.375%, 9–20–20 (C)		3,700	3,219

Financials – 1.8%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (C)		6,200	5,100
SB Capital S.A.
5.499%, 7–7–15		2,000	1,980
VTB Capital S.A.
6.000%, 4–12–17 (C)		8,770	7,564

			14,644

Industrials – 0.1%
Silver II Borrower SCA and Silver II U.S. Holdings
7.750%, 12–15–20 (C)		750	709

Information Technology – 1.2%
BC Luxco 1 S.A.
7.375%, 1–29–20 (C)		9,600	9,672

Materials – 0.3%
Evraz Group S.A.
7.400%, 4–24–17		2,600	2,236

Total Luxembourg – 3.9%			$31,042
Mexico
Consumer Discretionary – 1.7%
Controladora Mabe S.A. de C.V.:
6.500%, 12–15–15 (C)		4,100	4,234
6.500%, 12–15–15		4,400	4,543
Tenedora Nemak S.A. de C.V.
5.500%, 2–28–23 (C)		4,700	4,782

			13,559

Materials – 1.8%
C5 Capital (SPV) Ltd.
4.532%, 12–29–49 (C)(D)		5,000	4,322
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (C)		6,400	6,557
7.250%, 1–15–21 (C)		3,750	3,928

			14,807

Telecommunication Services – 0.3%
America Movil S.A.B. de C.V.
3.625%, 3–30–15		2,000	2,011

Total Mexico – 3.8%			$30,377

Netherlands
Consumer Discretionary – 0.5%
VTR Finance B.V.
6.875%, 1–15–24 (C)	3,802	3,878

Consumer Staples – 0.2%
Marfrig Holdings (Europe) B.V.:
8.375%, 5–9–18 (C)	1,000	985
6.875%, 6–24–19 (C)	1,000	930

		1,915

Energy – 0.8%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.)
4.875%, 3–17–20	7,000	6,549

Materials – 0.4%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (C)	4,050	3,554

Telecommunication Services – 0.2%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (B)(C)	RUB120,000	1,363

Utilities – 1.2%
Listrindo Capital B.V.
6.950%, 2–21–19 (C)	$9,200	9,706

Total Netherlands – 3.3%		$26,965
Norway
Consumer Discretionary – 0.5%
World Wide Supply A.S.
7.750%, 5–26–17 (C)	4,300	3,999

Consumer Staples – 1.5%
Corporacion Pesquera Inca S.A.C.:
9.000%, 2–10–17 (C)	5,000	4,950
9.000%, 2–10–17	6,835	6,767

		11,717

Total Norway – 2.0%		$15,716
Panama
Financials – 1.9%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (C)	14,800	15,244

Total Panama – 1.9%		$15,244
Peru
Financials – 0.5%
InRetail Shopping Malls
5.250%, 10–10–21 (C)	3,600	3,654

Total Peru – 0.5%		$3,654
Russia
Energy – 1.0%
Novatek Finance Ltd.
5.326%, 2–3–16 (C)	8,200	7,906

Industrials – 0.8%
SCF Capital Ltd.:
5.375%, 10–27–17 (C)	4,000	3,276
5.375%, 10–27–17	3,925	3,214

		6,490

Materials – 1.0%
Steel Capital S.A.
6.250%, 7–26–16 (C)	5,400	5,116
Uralkali Finance Ltd.
3.723%, 4–30–18 (C)	3,000	2,460

		7,576

Telecommunication Services – 0.5%
Vimpel-Communications
6.493%, 2–2–16 (C)	4,550	4,334

Total Russia – 3.3%		$26,306

Singapore
Consumer Staples – 1.8%
Olam International Ltd.:
5.750%, 9–20–17	3,300	3,422
7.500%, 8–12–20	9,150	10,125
Olam International Ltd., Convertible
6.000%, 10–15–16	1,200	1,266

		14,813

Energy – 1.1%
Noble Group Ltd.
4.875%, 8–5–15	700	710
Oro Negro Drilling Pte. Ltd.
7.500%, 1–24–19 (C)	9,345	7,850

		8,560

Telecommunication Services – 0.5%
TBG Global Pte. Ltd.
4.625%, 4–3–18 (C)	4,400	4,323

Total Singapore – 3.4%		$27,696
United Arab Emirates
Financials – 0.6%
ICICI Bank Ltd.:
4.800%, 5–22–19 (C)	1,500	1,600
3.500%, 3–18–20 (C)	2,875	2,893

		4,493

Total United Arab Emirates – 0.6%		$4,493
United Kingdom
Financials – 3.2%
Barclays plc
8.250%, 12–29–49	4,100	4,202
HSBC Holdings plc
5.625%, 12–29–49	3,100	3,111
State Bank of India:
4.125%, 8–1–17 (C)	2,400	2,490
3.250%, 4–18–18 (C)	11,825	11,978
3.622%, 4–17–19 (C)	3,600	3,651

		25,432

Materials – 0.5%
Vedanta Resources plc
6.000%, 1–31–19 (C)	4,300	4,192

Total United Kingdom – 3.7%		$29,624
United States
Consumer Discretionary – 0.8%
B-Corp Merger Sub, Inc.
8.250%, 6–1–19	2,100	1,901
Globo Comunicacoe e Participacoes S.A.
5.307%, 5–11–22 (C)(D)	3,250	3,398
Toyota Motor Credit Corp.
3.160%, 1–18–15 (D)	1,000	994

		6,293

Energy – 0.9%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (C)	3,620	3,258
Schahin II Finance Co. (SPV) Ltd.
5.875%, 9–25–22 (C)	4,946	3,975

		7,233

Financials – 1.8%
Aircastle Ltd.
4.625%, 12–15–18	3,565	3,583
Citigroup, Inc.
8.400%, 4–29–49	3,675	4,208
General Motors Financial Co., Inc.
3.000%, 9–25–17	3,600	3,640
UBS Preferred Funding Trust V
6.243%, 5–29–49	2,800	2,891

		14,322

Industrials – 1.1%
Dynacast International LLC and Dynacast Finance, Inc.
9.250%, 7–15–19	3,920	4,204
TransDigm, Inc.
6.000%, 7–15–22	4,606	4,595

		8,799

Information Technology – 1.3%
Alliance Data Systems Corp.
5.250%, 12–1–17 (C)	700	721
iGATE Corp.
4.750%, 4–15–19	10,260	10,260

		10,981

Materials – 0.3%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (C)		1,162	1,115
Southern Copper Corp.
6.375%, 7–27–15		1,375	1,413

			2,528

Telecommunication Services – 1.8%
American Tower Corp.
3.400%, 2–15–19		4,100	4,173
T-Mobile USA, Inc.
6.000%, 3–1–23		8,120	8,140
Verizon Communications, Inc.
2.625%, 2–21–20 (C)		2,307	2,281

			14,594

Total United States – 8.0%			$64,750

TOTAL CORPORATE DEBT SECURITIES – 61.8%			$496,969
(Cost: $536,750)

OTHER GOVERNMENT SECURITIES (G)
Argentina – 0.9%
City of Buenos Aires
12.500%, 4–6–15		1,850	1,878
Province of Buenos Aires (The)
11.750%, 10–5–15		5,125	5,086

			6,964

Brazil – 0.7%
OI S.A.
9.750%, 9–15–16 (B)	BRL	16,500	5,649

Ireland – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (B)	RUB	68,000	761

Luxembourg – 0.3%
BC Luxco 1 S.A.
7.375%, 1–29–20		$2,000	2,015

Netherlands – 0.1%
Indosat Palapa Co. B.V.
7.375%, 7–29–20		750	789

Russia – 0.3%
Russian Federation
3.500%, 1–16–19 (C)		3,000	2,704

Supranational – 0.7%
Central American Bank for Economic Integration
3.875%, 2–9–17 (C)		5,300	5,448

Venezuela – 2.1%
Corporacion Andina de Fomento
3.750%, 1–15–16		16,810	17,234

TOTAL OTHER GOVERNMENT SECURITIES – 5.2%			$41,564
(Cost: $45,378)

LOANS (D)
United States
Energy – 0.2%
Empresas ICA S.A.
7.144%, 7–1–17		2,000	1,994

Industrials – 1.0%
TransDigm, Inc.
3.750%, 2–28–20		8,183	8,026

Materials – 0.4%
BakerCorp International
4.250%, 2–7–20		2,020	1,838
EP Minerals LLC
5.500%, 7–24–20		1,030	1,020

			2,858

Total United States – 1.6%			$12,878

TOTAL LOANS – 1.6%			$12,878
(Cost: $13,122)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–18 (H)	133	8
5.500%, 3–15–23 (H)	15	1
4.000%, 7–15–23 (H)	2,058	60
4.000%, 2–15–24 (H)	186	9
4.000%, 4–15–24 (H)	826	82
5.500%, 10–15–25 (H)	282	38
5.500%, 1–15–33 (H)	102	19
5.500%, 5–15–33 (H)	466	79
6.500%, 7–15–37 (H)	468	81
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
4.500%, 10–1–35	950	1,031
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6–25–22 (H)	66	—	*
5.500%, 6–25–23 (H)	25	3
5.500%, 12–25–33 (H)	411	16
5.500%, 8–25–35 (H)	392	75
5.500%, 11–25–36 (H)	541	93
Government National Mortgage Association Agency REMIC/CMO:
7.000%, 5–20–33 (H)	727	168
5.000%, 7–20–33 (H)	78	1
5.500%, 11–20–33 (H)	23	1

		1,765

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,765
(Cost: $6,118)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 17.8%
U.S. Treasury Notes:
1.750%, 7–31–15	35,810	36,139
0.375%, 5–31–16	25,000	24,979
3.000%, 9–30–16	16,000	16,667
2.375%, 7–31–17	7,100	7,356
3.500%, 5–15–20	7,810	8,518
2.625%, 11–15–20	17,000	17,738
2.125%, 8–15–21	12,700	12,847
1.750%, 5–15–22	19,250	18,919

		143,163

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 17.8%		$143,163
(Cost: $141,331)

SHORT-TERM SECURITIES
Commercial Paper (I) – 4.0%
Bemis Co., Inc.
0.600%, 1–21–15	5,000	4,998
BorgWarner, Inc.
0.350%, 1–16–15	6,000	5,999
Exxon Mobil Corp.
0.010%, 1–2–15	1,547	1,547
General Mills, Inc.
0.490%, 1–21–15	10,000	9,997
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.)
0.220%, 1–13–15	5,000	5,000
St. Jude Medical, Inc.
0.220%, 1–15–15	5,000	5,000

		32,541

Master Note – 0.4%
Toyota Motor Credit Corp.
0.126%, 1–7–15 (F)	3,146	3,146

TOTAL SHORT-TERM SECURITIES – 4.4%		$35,687
(Cost: $35,687)

TOTAL INVESTMENT SECURITIES – 98.6%		$793,479
(Cost: $834,810)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		11,464

NET ASSETS – 100.0%		$804,943

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of securities with an aggregate value of $294 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(B)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL—Brazilian Real, COP—Columbian Peso and RUB—Russian Ruble).

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $323,940 or 40.2% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

(G)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(H)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(I)	Rate shown is the yield to maturity at December 31, 2014.

The following forward foreign currency contracts were outstanding at December 31, 2014:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	11,624	U.S. Dollar	18,223	1-14-15	Barclays Capital, Inc.	$108	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$3,398	$8,860	$—
Financials	10,091	—	—
Health Care	5,887	8,791	—
Information Technology	8,661	—	—
Utilities	15,765	—	—
Total Common Stocks	$43,802	$17,651	$—
Corporate Debt Securities	—	486,479	10,490
Other Government Securities	—	41,564	—
Loans	—	9,864	3,014
United States Government Agency Obligations	—	1,765	—
United States Government Obligations	—	143,163	—
Short-Term Securities	—	35,687	—
Total	$43,802	$736,173	$13,504
Forward Foreign Currency Contracts	$—	$108	$—

During the period ended December 31, 2014, securities totaling $19,536 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Loans
Beginning Balance 10-1-14	$10,449	$3,021
Net realized gain (loss)	—	(— *)
Net change in unrealized appreciation (depreciation)	(349)	(4)
Purchases	6,566	—
Sales	—	(3)
Amortization/Accretion of premium/discount	(28)	— *
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	(6,148)	—
Ending Balance 12-31-14	$10,490	$3,014
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-14	$(349)	$(4)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$10,490	Third-party valuation service	Broker quotes
Loans	3,014	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$834,810
Gross unrealized appreciation	20,511
Gross unrealized depreciation	(61,842)
Net unrealized depreciation	$(41,331)

SCHEDULE OF INVESTMENTS Government Securities Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 23.0%
Federal Farm Credit Bank:
2.625%, 3–26–21	$10,500	$10,783
3.560%, 10–6–32	5,000	5,195
3.460%, 2–22–33	3,500	3,585
Federal Home Loan Bank:
2.500%, 6–20–22	6,575	6,557
1.750%, 10–26–22	7,900	7,871
Federal Home Loan Mortgage Corp.,
2.000%, 9–20–21	5,000	4,931
Federal National Mortgage Association,
2.000%, 6–14–32	10,000	9,874
Overseas Private Investment Corp. (GTD by U.S. Government),
5.142%, 12–15–23	5,590	6,239
Ukraine Government AID Bond,
1.844%, 5–16–19	2,500	2,517

		57,552

Mortgage-Backed Obligations – 50.6%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 4–15–18	2,729	2,862
5.000%, 5–15–23	2,697	2,919
4.500%, 5–15–32	895	914
4.000%, 10–15–35	1,596	1,668
3.000%, 10–15–36	7,105	7,289
4.000%, 11–15–36	1,153	1,206
4.500%, 9–15–37	982	1,001
4.500%, 8–15–39	1,729	1,813
2.500%, 12–15–41	3,766	3,779
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.186%, 12–25–20	4,000	4,410
3.000%, 1–1–33	6,288	6,478
4.000%, 10–1–44	5,003	5,341
3.000%, 4–15–53	4,947	5,004
Federal National Mortgage Association Agency REMIC/CMO:
3.500%, 8–25–33	790	821
2.000%, 4–25–39	4,913	4,837
4.000%, 5–25–39	884	918
3.000%, 11–25–39	804	818
4.500%, 6–25–40	911	966
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	8,138	8,421
2.580%, 5–1–19	6,861	7,050
5.380%, 11–1–20	1,203	1,233
4.380%, 6–1–21	7,253	8,096
5.500%, 10–1–21	1,327	1,451
5.500%, 11–1–22	499	546
3.500%, 8–1–26	3,555	3,776
3.000%, 9–1–28	4,503	4,669
4.000%, 12–1–31	3,153	3,399
5.500%, 12–1–34	1,043	1,173
3.500%, 4–25–37	5,000	5,246
6.000%, 4–1–39	1,380	1,562
4.000%, 10–1–43	5,039	5,403
4.500%, 2–1–44	5,002	5,538
4.000%, 10–1–44	4,967	5,306
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	544	573
2.500%, 9–20–40	6,367	6,453
2.000%, 3–16–42	4,033	3,940
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 2002-3, Class G,
6.000%, 2–15–30	43	43

		126,922

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 73.6%		$184,474
(Cost: $184,140)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations – 15.9%
U.S. Treasury Bonds,
9.000%, 11–15–18	10,000	12,881
U.S. Treasury Notes:
3.625%, 8–15–19	15,000	16,360
3.125%, 5–15–21	10,000	10,728

		39,969

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 15.9%		$39,969
(Cost: $36,929)

SHORT-TERM SECURITIES
United States Government Agency Obligations – 10.3%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 1–7–15 (A)	19,100	19,100
0.110%, 1–7–15 (A)	5,900	5,900
0.110%, 1–7–15 (A)	748	748

		25,748

TOTAL SHORT-TERM SECURITIES – 10.3%		$25,748
(Cost: $25,748)

TOTAL INVESTMENT SECURITIES – 99.8%		$250,191
(Cost: $246,817)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		623

NET ASSETS – 100.0%		$250,814

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$184,474	$—
United States Government Obligations	—	39,969	—
Short-Term Securities	—	25,748	—
Total	$—	$250,191	$—

During the period ended December 31, 2014, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$246,817
Gross unrealized appreciation	4,389
Gross unrealized depreciation	(1,015)
Net unrealized appreciation	$3,374

SCHEDULE OF INVESTMENTS High Income Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Casinos & Gaming – 0.0%
New Cotai Participation
Corp., Class B (A)	—	*	$139

Total Consumer Discretionary – 0.0%			139
Energy
Oil & Gas Storage & Transportation – 0.1%
Crestwood Midstream
Partners L.P.	74		1,129
Inergy L.P.	172		1,394

			2,523

Total Energy – 0.1%			2,523
Financials
Consumer Finance – 0.1%
JG Wentworth Co. (A)	273		2,914

Total Financials – 0.1%			2,914
Industrials
Railroads – 0.2%
Kansas City Southern	27		3,319

Total Industrials – 0.2%			3,319
Utilities
Gas Utilities – 0.0%
Suburban Propane
Partners L.P.	19		804

Total Utilities – 0.0%			804

TOTAL COMMON STOCKS – 0.4%			$9,699
(Cost: $8,410)

PREFERRED STOCKS
Financials
Consumer Finance – 0.2%
Ally Financial, Inc.,
8.125%	128		3,377
Ally Financial, Inc.,
8.500%	102		2,751

			6,128

Total Financials – 0.2%			6,128
Materials
Steel – 0.1%
ArcelorMittal,
6.000%, Convertible	97		1,707

Total Materials – 0.1%			1,707

TOTAL PREFERRED STOCKS – 0.3%			$7,835
(Cost: $8,018)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (B)	7		221

TOTAL WARRANTS – 0.0%			$221
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 0.8%
Acosta, Inc.,
7.750%, 10–1–22 (C)	$13,086		13,249
Lamar Media Corp.,
5.375%, 1–15–24	4,394		4,526

			17,775

Apparel Retail – 2.4%
Bon–Ton Stores, Inc. (The),
8.000%, 6–15–21	12,691		10,597
Chinos Intermediate Holdings A, Inc.,
7.750%, 5–1–19 (C)(D)	11,910		10,540
Gymboree Corp. (The),
9.125%, 12–1–18	8,923		3,435
Hot Topic, Inc.,
9.250%, 6–15–21 (C)	5,518		5,904
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (C)(D)	1,188		1,212
Neiman Marcus Group Ltd., Inc.,
8.000%, 10–15–21 (C)	10,168		10,753
Nine West Holdings, Inc.,
8.250%, 3–15–19 (C)	12,982		10,840

			53,281

Auto Parts & Equipment – 1.7%
IDQ Acquisition Corp.,
14.000%, 10–1–17 (C)(D)		8,407	8,407
IDQ Holdings, Inc.,
11.500%, 4–1–17 (C)		16,207	17,179
Midas Intermediate HoldCo II LLC & Midas Intermediate Finance, Inc.,
7.875%, 10–1–22 (C)		6,126	5,942
Schaeffler Finance B.V.:
4.250%, 5–15–21 (C)		4,361	4,252
6.750%, 11–15–22 (C)(D)		1,434	1,499

			37,279

Automobile Manufacturers – 0.7%
Group 1 Automotive, Inc.,
5.000%, 6–1–22 (C)		3,518	3,439
Jaguar Land Rover plc,
5.625%, 2–1–23 (C)		5,542	5,833
Navistar International Corp.,
8.250%, 11–1–21		6,319	6,232

			15,504

Automotive Retail – 0.6%
Asbury Automotive Group, Inc.,
6.000%, 12–15–24 (C)		4,521	4,600
Sonic Automotive, Inc.,
5.000%, 5–15–23		9,209	8,933

			13,533

Broadcasting – 2.0%
CBS Outdoor Americas, Inc.:
5.250%, 2–15–22 (C)		2,265	2,282
5.625%, 2–15–24 (C)		1,588	1,596
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22		12,564	12,894
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20		613	636
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20		5,454	5,740
Cumulus Media, Inc.,
7.750%, 5–1–19		5,106	5,157
WideOpenWest Finance LLC and WideOpenWest Capital Corp.:
10.250%, 7–15–19		10,399	10,828
13.375%, 10–15–19		6,029	6,345

			45,478

Cable & Satellite – 5.4%
Altice S.A.:
7.250%, 5–15–22 (C)(E)	EUR	771	945
7.750%, 5–15–22 (C)		$7,208	7,221
Cablevision Systems Corp.,
5.875%, 9–15–22		11,820	11,968
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21		947	954
5.250%, 9–30–22		1,265	1,262
5.125%, 2–15–23		1,264	1,236
5.750%, 9–1–23		316	320
5.750%, 1–15–24		9,136	9,227
CCOH Safari LLC:
5.500%, 12–1–22		5,362	5,442
5.750%, 12–1–24		8,042	8,132
DISH DBS Corp.:
6.750%, 6–1–21		4,164	4,476
5.875%, 7–15–22		2,460	2,521
5.000%, 3–15–23		1,582	1,531
LYNX I Corp.,
5.375%, 4–15–21 (C)		2,020	2,086
LYNX II Corp.,
6.375%, 4–15–23 (C)		606	635
Numericable Group S.A.,
6.000%, 5–15–22 (C)		3,349	3,367
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (C)		4,172	4,297
4.625%, 5–15–23 (C)		14,438	13,500
6.000%, 7–15–24 (C)		18,000	18,450
VTR Finance B.V.,
6.875%, 1–15–24 (C)		18,863	19,240
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (C)(D)		1,533	1,541
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (C)		3,178	3,385

			121,736

Casinos & Gaming – 1.1%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (C)(E)	CAD	4,667	3,952
MCE Finance Ltd.,
5.000%, 2–15–21 (C)		$9,740	9,107
Wynn Macau Ltd.,
5.250%, 10–15–21 (C)		11,861	11,150

			24,209

Distributors – 1.1%
LKQ Corp.,
4.750%, 5–15–23		6,512	6,251
Pinnacle Operating Corp.,
9.000%, 11–15–20 (C)		19,159	19,734

			25,985

Education Services – 2.1%
Laureate Education, Inc.,
9.750%, 9–1–19 (C)(F)		46,089	47,472

Home Furnishings – 0.2%
Empire Today LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (C)		6,556	4,852

Hotels, Resorts & Cruise Lines – 0.3%
Ryman Hospitality Properties, Inc.,
5.000%, 4–15–21		5,952	5,922

Leisure Facilities – 0.5%
Palace Entertainment Holdings LLC,
8.875%, 4–15–17 (C)		7,148	7,255
Regal Entertainment Group,
5.750%, 2–1–25		5,124	4,714

			11,969

Movies & Entertainment – 0.3%
AMC Entertainment, Inc.,
5.875%, 2–15–22		2,449	2,486
WMG Acquisition Corp.:
5.625%, 4–15–22 (C)		769	746
6.750%, 4–15–22 (C)		3,487	3,173

			6,405

Specialized Consumer Services – 3.0%
AA Bond Co. Ltd.,
9.500%, 7–31–19 (C)(E)	GBP	4,749	8,138
B–Corp Merger Sub, Inc.,
8.250%, 6–1–19		$18,431	16,680
Carlson Travel Holdings,
7.500%, 8–15–19 (C)(D)		3,836	3,865
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (C)		5,655	5,909
7.500%, 6–15–19 (C)(E)	EUR	3,660	4,706
Emdeon, Inc.,
11.000%, 12–31–19		$3,071	3,340
Lansing Trade Group,
9.250%, 2–15–19 (C)		5,245	4,904
Nielsen Finance,
5.500%, 10–1–21 (C)		7,936	8,095
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (C)		13,077	13,142

			68,779

Specialty Stores – 2.3%
Academy Ltd. and Academy Finance Corp.,
9.250%, 8–1–19 (C)		1,876	1,970
Jo–Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (C)(D)		25,418	21,605
Jo–Ann Stores, Inc.,
8.125%, 3–15–19 (C)		675	628
Michaels Stores, Inc.,
5.875%, 12–15–20 (C)		1,225	1,237
New Academy Finance Co. LLC,
8.000%, 6–15–18 (C)(D)		11,585	11,469
PC Nextco Holdings LLC and PC Nextco Finance, Inc.,
8.750%, 8–15–19 (D)		5,560	5,588
Spencer Spirit Holdings, Inc.,
9.000%, 5–1–18 (C)(D)		9,673	9,770

			52,267

Total Consumer Discretionary – 24.5%			552,446
Consumer Staples
Agricultural Products – 0.7%
American Seafoods Group LLC,
10.750%, 5–15–16 (C)		6,294	5,633
ASG Consolidated LLC,
15.000%, 5–15–17 (C)(D)		13,078	9,154

			14,787

Food Distributors – 1.0%
Diamond Foods, Inc.,
7.000%, 3–15–19 (C)	3,329	3,412
Simmons Foods, Inc.,
7.875%, 10–1–21 (C)	15,576	15,304
Sun Merger Sub, Inc.,
5.875%, 8–1–21 (C)	3,267	3,332

		22,048

Packaged Foods & Meats – 1.0%
Bumble Bee Foods LLC,
9.625%, 3–15–18 (C)(D)	6,825	7,132
JBS USA LLC and JBS USA Finance, Inc.,
5.875%, 7–15–24 (C)	12,962	12,735
Post Holdings, Inc.,
7.375%, 2–15–22	2,671	2,671

		22,538

Tobacco – 0.3%
Prestige Brands, Inc.,
5.375%, 12–15–21 (C)	7,733	7,598

Total Consumer Staples – 3.0%		66,971
Energy
Coal & Consumable Fuels – 0.5%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (C)	10,672	10,539

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (C)	5,266	3,726

Oil & Gas Equipment & Services – 0.4%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (C)	9,076	8,168
Seventy Seven Energy, Inc.,
6.500%, 7–15–22	1,839	1,076

		9,244

Oil & Gas Exploration & Production – 0.2%
Chesapeake Energy Corp.,
4.875%, 4–15–22	3,063	2,978
Rice Energy, Inc.,
6.250%, 5–1–22 (C)	359	334
RSP Permian, Inc.,
6.625%, 10–1–22 (C)	2,631	2,447

		5,759

Oil & Gas Refining & Marketing – 1.7%
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)	18,430	16,034
Offshore Group Investment Ltd.:
7.500%, 11–1–19	11,750	8,754
7.125%, 4–1–23	4,652	3,303
Samson Investment Co.,
9.750%, 2–15–20 (F)	8,675	3,594
Shelf Drilling Holdings Ltd.,
8.625%, 11–1–18 (C)	8,917	7,312

		38,997

Total Energy – 3.0%		68,265
Financials
Consumer Finance – 1.2%
Creditcorp,
12.000%, 7–15–18 (C)	11,476	11,132
General Motors Financial Co., Inc.,
4.250%, 5–15–23	1,571	1,602
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (C)	11,326	11,100
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (C)	4,107	4,045

		27,879

Diversified Capital Markets – 1.0%
JLL /Delta Dutch Newco B.V.,
7.500%, 2–1–22 (C)	3,277	3,326
Patriot Merger Corp.,
9.000%, 7–15–21 (C)	17,030	17,839

		21,165

Investment Banking & Brokerage – 0.5%
GFI Group, Inc.,
9.625%, 7–19–18 (F)	9,873	11,403

Other Diversified Financial Services – 3.5%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (C)(D)	4,597	4,459
Abengoa Finance SAU,
7.750%, 2–1–20 (C)	11,431	10,088
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (C)	27,243	26,358
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (C)	9,429	9,405
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (C)(D)	27,106	28,190

		78,500

Property & Casualty Insurance – 1.1%
Hockey Merger Sub 2 Inc.,
7.875%, 10–1–21 (C)	7,300	7,263
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (C)	16,892	16,470

		23,733

Real Estate Development – 0.2%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (C)(D)	5,260	5,208

Real Estate Services – 0.4%
Stearns Holdings, Inc.,
9.375%, 8–15–20 (C)	9,611	9,611

Specialized Finance – 1.3%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22 (C)	4,207	4,218
Flexi–Van Leasing, Inc.,
7.875%, 8–15–18 (C)	6,703	6,636
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (C)	20,876	17,536

		28,390

Specialized REITs – 1.2%
Aircastle Ltd.,
5.125%, 3–15–21	8,264	8,264
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	18,502	18,918

		27,182

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6–15–21 (C)	12,395	12,023

Total Financials – 10.9%		245,094
Health Care
Health Care Equipment – 0.3%
DJO Finance LLC and DJO Finance Corp.,
9.750%, 10–15–17	2,580	2,580
Mallinckrodt International Finance S.A. and Mallinckrodt CB LLC,
5.750%, 8–1–22 (C)	3,574	3,672

		6,252

Health Care Facilities – 3.4%
AmSurg Corp.,
5.625%, 11–30–20	2,474	2,530
AmSurg Escrow Corp.,
5.625%, 7–15–22 (C)	3,836	3,932
Capsugel S.A.,
7.000%, 5–15–19 (C)(D)	5,119	5,170
Catamaran Corp.,
4.750%, 3–15–21	3,097	3,097
ConvaTec Finance International S.A.,
8.250%, 1–15–19 (C)(D)	7,836	7,954
FWCT–2 Escrow Corp.,
6.875%, 2–1–22	5,559	5,889
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.000%, 3–15–24	3,862	3,968
MPH Acquisition Holdings LLC,
6.625%, 4–1–22 (C)	7,769	7,944
Tenet Healthcare Corp.:
6.750%, 2–1–20	6,592	6,938
6.000%, 10–1–20	4,268	4,583
8.125%, 4–1–22	17,022	19,022
6.875%, 11–15–31	7,361	6,919

		77,946

Health Care Services – 0.8%
Truven Health Analytics, Inc.:
10.625%, 6–1–20	16,220	15,814
10.625%, 6–1–20 (C)	1,485	1,448

		17,262

Health Care Supplies – 0.5%
Ortho–Clinical Diagnostics,
6.625%, 5–15–22 (C)	13,711	12,323

Pharmaceuticals – 0.2%
Salix Pharmaceuticals Ltd.,
6.000%, 1–15–21 (C)	4,093	4,175

Total Health Care – 5.2%		117,958
Industrials
Aerospace & Defense – 2.2%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (C)	19,492	18,420
TransDigm Group, Inc.:
5.500%, 10–15–20	1,831	1,790
7.500%, 7–15–21	7,082	7,542
TransDigm, Inc.:
6.000%, 7–15–22	11,168	11,140
6.500%, 7–15–24	11,478	11,536

		50,428

Air Freight & Logistics – 0.2%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	5,100	5,508

Building Products – 1.6%
CPG Merger Sub LLC,
8.000%, 10–1–21 (C)	6,986	7,143
Headwaters, Inc.,
7.250%, 1–15–19	2,031	2,112
Ply Gem Industries, Inc.:
6.500%, 2–1–22	10,429	9,803
6.500%, 2–1–22 (C)	3,718	3,458
Roofing Supply Group LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (C)	7,431	7,371
USG Corp.,
5.875%, 11–1–21 (C)	6,284	6,347

		36,234

Diversified Support Services – 0.8%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (C)	4,789	4,622
10.750%, 10–15–19 (C)	5,049	4,342
Nexeo Solutions LLC,
8.375%, 3–1–18	8,827	8,562

		17,526

Industrial Machinery – 0.2%
Dynacast International LLC and Dynacast Finance, Inc.,
9.250%, 7–15–19	3,303	3,542

Railroads – 0.5%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (C)	7,414	7,340
9.750%, 5–1–20 (C)	3,080	3,064

		10,404

Trading Companies & Distributors – 0.7%
HD Supply, Inc.,
11.500%, 7–15–20	13,791	15,791

Total Industrials – 6.2%		139,433
Information Technology
Application Software – 0.5%
ACI Worldwide, Inc.,
6.375%, 8–15–20 (C)	4,595	4,802
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (C)(D)	6,794	6,658

		11,460

Communications Equipment – 1.0%
Eagle Midco, Inc.,
9.000%, 6–15–18 (C)(D)	21,129	21,604

Data Processing & Outsourced Services – 1.4%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (C)	6,700	6,901
6.375%, 4–1–20 (C)	15,615	15,967
5.375%, 8–1–22 (C)	9,582	9,462

		32,330

Electronic Manufacturing Services – 0.3%
KEMET Corp.,
10.500%, 5–1–18	7,367	7,570

Internet Software & Services – 0.5%
IAC/InterActiveCorp.,
4.750%, 12–15–22	2,415	2,348
J2 Global, Inc.,
8.000%, 8–1–20	7,183	7,731

		10,079

It Consulting & Other Services – 0.4%
iGATE Corp.,
4.750%, 4–15–19	8,640	8,640

IT Consulting & Other Services – 0.5%
NCR Escrow Corp.:
5.875%, 12–15–21	5,755	5,913
6.375%, 12–15–23	5,429	5,646

		11,559

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible,
3.250%, 4–1–16	975	1,009

Semiconductors – 0.8%
Micron Technology, Inc.:
5.875%, 2–15–22 (C)	8,198	8,608
5.500%, 2–1–25 (C)	9,607	9,703

		18,311

Technology Distributors – 0.4%
Sophia L.P. and Sophia Finance, Inc.,
9.625%, 12–1–18 (C)(D)	9,038	9,083

Total Information Technology – 5.8%		131,645
Materials
Aluminum – 1.2%
Constellium N.V.:
8.000%, 1–15–23 (C)	8,544	8,501
5.750%, 5–15–24 (C)	3,508	3,052
Wise Metals Group LLC,
8.750%, 12–15–18 (C)	5,672	5,956
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (C)(D)	9,048	9,613

		27,122

Construction Materials – 0.5%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (C)	11,663	11,196

Diversified Metals & Mining – 2.3%
American Gilsonite Holding Co.,
11.500%, 9–1–17 (C)	8,864	8,731
Artsonig Pty Ltd.,
11.500%, 4–1–19 (C)(D)	9,378	8,253
Compass Minerals International, Inc.,
4.875%, 7–15–24 (C)	7,109	6,896
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (C)	1,720	1,793
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (C)	5,406	4,919
6.875%, 4–1–22 (C)	17,273	14,380
Lundin Mining Corp.:
7.500%, 11–1–20 (C)	3,710	3,673
7.875%, 11–1–22 (C)	3,534	3,534

		52,179

Metal & Glass Containers – 1.8%
Ardagh Finance Holdings,
8.625%, 6–15–19 (C)(D)	6,505	6,408
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (C)	2,408	2,299
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18(C)	10,778	11,155
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (C)	12,204	11,350
Signode Industrial Group,
6.375%, 5–1–22 (C)	9,959	9,710

		40,922

Paper Packaging – 0.5%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.,
6.000%, 6–15–17 (C)	2,598	2,533
Exopack Holdings S.A.,
7.875%, 11–1–19 (C)	2,080	2,142
Reynolds Group Holdings Ltd.:
9.875%, 8–15–19	4,193	4,445
8.250%, 2–15–21 (F)	1,632	1,673

		10,793

Precious Metals & Minerals – 0.4%
Prince Mineral Holding Corp.,
11.500%, 12–15–19 (C)(F)	8,039	8,200

Total Materials – 6.7%		150,412
Telecommunication Services
Alternative Carriers – 0.2%
Level 3 Communications, Inc.,
5.750%, 12–1–22 (C)	4,610	4,639

Integrated Telecommunication Services – 1.9%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (C)	1,920	1,925
Frontier Communications Corp.:
6.250%, 9–15–21	4,201	4,222
7.125%, 1–15–23	3,547	3,609
6.875%, 1–15–25	3,361	3,361
Level 3 Escrow II, Inc.,
5.375%, 8–15–22 (C)	10,069	10,119
Sprint Corp.:
7.250%, 9–15–21	4,683	4,642
7.875%, 9–15–23	8,876	8,762
7.125%, 6–15–24	5,951	5,535

		42,175

Wireless Telecommunication Service – 1.8%
Digicel Group Ltd.,
8.250%, 9–30–20 (C)	8,025	7,784
DigitalGlobe, Inc.,
5.250%, 2–1–21 (C)	6,581	6,252
Telecom Italia S.p.A.,
5.303%, 5–30–24 (C)	3,836	3,884
T–Mobile USA, Inc.:
6.464%, 4–28–19	3,650	3,796
6.542%, 4–28–20	3,426	3,537
6.633%, 4–28–21	5,488	5,632
6.125%, 1–15–22	2,333	2,368
6.731%, 4–28–22	685	706
6.000%, 3–1–23	3,090	3,098
6.500%, 1–15–24	1,781	1,826
6.375%, 3–1–25	2,521	2,561

		41,444

Total Telecommunication Services – 3.9%		88,258
Utilities
Electric Utilities – 0.3%
Alliant Holdings,
7.875%, 12–15–20 (C)	6,654	6,787

Renewable Electricity – 0.3%
Abengoa Yield plc,
7.000%, 11–15–19 (C)	5,756	5,670

Total Utilities – 0.6%		12,457

TOTAL CORPORATE DEBT SECURITIES – 69.8%		$1,572,939
(Cost: $1,620,831)

LOANS (F)
Consumer Discretionary
Advertising – 0.2%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22	3,858	3,808

Apparel Retail – 1.6%
Gymboree Corp. (The),
5.000%, 2–23–18	1,611	1,046
Hoffmaster Group, Inc.,
10.000%, 5–6–21	6,145	6,022
Nine West Holdings, Inc.,
6.250%, 1–8–20	9,656	8,610
Talbots, Inc. (The):
4.750%, 3–17–20	2,397	2,313
8.250%, 3–17–21	4,797	4,605
True Religion Apparel, Inc.:
5.875%, 7–29–19	7,299	6,660
5.875%, 7–30–19	7,806	7,123

		36,379

Auto Parts & Equipment – 0.2%
Direct ChassisLink, Inc.,
8.250%, 11–7–19	5,248	4,977

Casinos & Gaming – 0.2%
Centaur Acquisition LLC,
8.750%, 2–20–20	2,504	2,482
Gateway Casinos & Entertainment Ltd.:
6.250%, 11–4–19 (E)	CAD8	7
5.650%, 11–26–19 (E)	3,222	2,746

		5,235

General Merchandise Stores – 1.1%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20	$12,387	12,145
Orchard Acquisition Co. LLC,
7.000%, 2–8–19	12,493	12,321

		24,466

Housewares & Specialties – 0.6%
KIK Custom Products, Inc.:
5.500%, 5–17–19	8,142	7,952
9.500%, 11–17–19	6,786	6,741

		14,693

Movies & Entertainment – 1.0%
Formula One Holdings Ltd. and Delta Two S.a.r.l.:
4.750%, 7–15–21	4,065	3,960
7.750%, 7–29–22	16,085	15,603
Yonkers Racing Corp.,
8.750%, 8–20–20	4,727	3,250

		22,813

Restaurants – 0.3%
TGI Friday’s, Inc.:
5.250%, 6–20–20	139	139
5.250%, 6–20–20	15	15
6.590%, 6–20–20	360	357
9.250%, 6–20–21	5,448	5,339

		5,850

Specialized Consumer Services – 0.2%
Wand Intermediate I L.P.:
4.750%, 9–2–21	1,574	1,556
8.250%, 9–2–22	2,539	2,533

		4,089

Total Consumer Discretionary – 5.4%		122,310

Consumer Staples
Food Distributors – 0.3%
Performance Food Group, Inc.:
6.250%, 11–14–19	4,096	4,009
6.250%, 11–17–19	2,095	2,051

		6,060

Food Retail – 0.6%
Focus Brands, Inc.,
10.250%, 8–21–18	13,764	13,764

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc.,
9.250%, 10–15–22	5,087	5,024

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
7.750%, 6–19–22	3,838	3,747

Total Consumer Staples – 1.3%		28,595
Energy
Coal & Consumable Fuels – 0.2%
Westmoreland Coal Co.,
7.500%, 12–16–20	5,018	4,918

Oil & Gas Drilling – 0.2%
KCA Deutag Alpha Ltd.,
6.250%, 5–13–20	6,874	4,803

Oil & Gas Equipment & Services – 0.2%
Regent Purchaser Investment, Inc.,
6.000%, 7–22–21	5,851	4,613

Oil & Gas Exploration & Production – 0.1%
Sabine Oil & Gas LLC,
8.750%, 12–31–18	3,609	2,743

Oil & Gas Refining & Marketing – 1.3%
Fieldwood Energy LLC,
8.375%, 9–30–20	13,581	9,863
Offshore Group Investment Ltd.,
5.750%, 3–28–19	1,965	1,464
Samson Investment Co.,
5.000%, 9–25–18	5,264	4,130
Shelf Drilling Midco Ltd.,
10.000%, 10–8–18 (D)	16,537	12,320

		27,777

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC:
6.750%, 8–12–20	3,633	3,578
11.750%, 2–16–21	3,043	2,982

		6,560

Total Energy – 2.3%		51,414
Financials
Consumer Finance – 0.2%
TransFirst, Inc.:
5.500%, 10–16–21	1,336	1,326
9.000%, 10–16–22	3,598	3,546

		4,872

Other Diversified Financial Services – 0.5%
WP Mustang Holdings LLC:
5.500%, 5–29–21	3,246	3,203
8.500%, 5–29–22	7,762	7,451

		10,654

Total Financials – 0.7%		15,526
Health Care
Health Care Facilities – 0.7%
Surgery Center Holdings, Inc.:
5.250%, 7–24–20	8,030	7,809
8.500%, 7–24–21	8,030	7,729

		15,538

Health Care Services – 0.4%
Accellent, Inc.,
7.500%, 2–21–22	4,465	4,186
Ikaria, Inc.,
8.750%, 2–4–22	4,918	4,832

		9,018

Health Care Supplies – 0.5%
Sage Products Holdings III LLC,
9.250%, 6–13–20	11,579	11,464

Health Care Technology – 0.9%
Carestream Health, Inc.,
9.500%, 12–7–19	13,088	12,973
Vitera Healthcare Solutions LLC:
6.000%, 11–4–20	4,262	4,219
9.250%, 11–4–21	2,583	2,493

		19,685

Life Sciences Tools & Services – 0.3%
Atrium Innovations, Inc.,
7.750%, 7–29–21	8,740	8,150

Total Health Care – 2.8%		63,855
Industrials
Air Freight & Logistics – 0.2%
DAE Aviation Holdings, Inc.,
7.750%, 7–29–19	4,460	4,326

Building Products – 0.5%
GYP Holdings III Corp.:
4.750%, 3–27–21	1,884	1,825
7.750%, 3–27–22	10,135	10,033

		11,858

Construction & Engineering – 0.2%
Tensar International Corp.:
5.750%, 7–9–21	2,261	2,024
9.500%, 7–9–22	3,077	2,431

		4,455

Diversified Support Services – 0.4%
Omnitracs, Inc.,
8.750%, 4–29–21	1,530	1,476
Sprint Industrial Holdings LLC:
7.000%, 5–14–19	5,191	4,906
11.250%, 5–14–19	2,636	2,557

		8,939

Environmental & Facilities Services – 0.1%
Brickman Group Ltd. (The),
7.500%, 12–11–21	1,676	1,640

Industrial Conglomerates – 0.2%
Crosby Worldwide Ltd.,
7.000%, 11–22–21	4,647	4,368

Industrial Machinery – 0.4%
Capital Safety North America Holdings, Inc.,
6.500%, 3–26–22	8,430	7,966
NN, Inc.,
6.000%, 7–18–21	2,063	2,053

		10,019

Research & Consulting Services – 0.5%
Larchmont Resources LLC,
8.250%, 8–7–19	11,293	10,870

Total Industrials – 2.5%		56,475
Information Technology
Application Software – 3.0%
Applied Systems, Inc.,
7.500%, 1–15–22	7,317	7,122
Aptean Holdings, Inc.:
5.250%, 2–6–20	4,812	4,651
8.500%, 2–21–21	3,232	3,070
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	40,494	43,759
TIBCO Software, Inc.,
6.500%, 11–25–20	9,067	8,765

		67,367

Data Processing & Outsourced Services – 0.4%
Sedgwick Claims Management Services, Inc.,
6.750%, 1–27–22	11,035	10,345

Internet Software & Services – 0.8%
TravelCLICK, Inc. & TCH–2 Holdings LLC:
5.500%, 5–8–21	7,897	7,779
8.750%, 11–8–21	7,920	7,524
W3 Co.,
9.250%, 9–1–20	2,855	2,740

		18,043

IT Consulting & Other Services – 1.2%
Active Network, Inc. (The):
5.500%, 11–15–20	5,153	5,033
9.500%, 11–15–21	10,383	9,942
Triple Point Group Holdings, Inc.:
5.250%, 7–13–20	7,194	6,528
9.250%, 7–13–21	6,094	5,211

		26,714

Total Information Technology – 5.4%		122,469
Materials
Construction Materials – 0.7%
U.S. LBM Holdings LLC:
8.000%, 4–25–20	8,981	8,779
8.000%, 4–25–20	6,782	6,630

		15,409

Diversified Metals & Mining – 0.2%
EP Minerals LLC:
5.500%, 7–24–20	2,853	2,824
8.500%, 7–24–21	2,803	2,789

		5,613

Metal & Glass Containers – 0.1%
Consolidated Container Co. LLC,
7.750%, 1–3–20	2,303	2,194

Paper Packaging – 0.6%
FPC Holdings, Inc.,
9.250%, 5–27–20	7,863	7,548
Ranpak (Rack Merger),
8.250%, 9–22–22	5,506	5,474

		13,022

Specialty Chemicals – 0.2%
Chromaflo Technologies Corp.,
8.250%, 6–2–20	4,572	4,480

Total Materials – 1.8%		40,718
Telecommunication Services
Alternative Carriers – 0.2%
Cable & Wireless Communications,
0.000%, 11–6–16 (G)	3,632	3,614

Total Telecommunication Services – 0.2%		3,614
Utilities
Independent Power Producers & Energy Traders – 0.3%
Alinta Energy Finance PTY Ltd.:
0.000%, 8–13–19 (G)	356	353
6.375%, 8–13–19	7,354	7,299

		7,652

Total Utilities – 0.3%		7,652

TOTAL LOANS – 22.7%		$512,628
(Cost: $536,177)

SHORT–TERM SECURITIES
Commercial Paper (H) – 5.3%
Bemis Co., Inc.,
0.410%, 1–12–15	10,000	9,999
BorgWarner, Inc.,
0.350%, 1–16–15	10,000	9,998
CVS Caremark Corp.,
0.450%, 1–13–15	15,000	14,998
Diageo Capital plc (GTD by Diageo plc):
0.410%, 1–8–15	9,485	9,484
0.500%, 1–13–15	15,000	14,997
0.500%, 1–14–15	10,000	9,998
Harley–Davidson Financial Services (GTD by Harley–Davidson Credit Corp.),
0.230%, 1–27–15	5,000	4,999
Mondelez International, Inc.,
0.520%, 1–9–15	10,000	9,999
NBCUniversal Enterprise, Inc.,
0.340%, 1–13–15	24,000	23,997
Virginia Electric and Power Co.,
0.330%, 1–26–15	10,000	9,998

		118,467

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (I)	2,481	2,481

TOTAL SHORT–TERM SECURITIES – 5.4%		$120,948
(Cost: $120,949)

TOTAL INVESTMENT SECURITIES – 98.6%		$2,224,270
(Cost: $2,294,793)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		30,456

NET ASSETS – 100.0%		$2,254,726

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $1,095,707 or 49.1% of net assets.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, EUR - Euro and GBP - British Pound).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(G)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(H)	Rate shown is the yield to maturity at December 31, 2014.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2014:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	5,217	U.S. Dollar	8,181	1-14-15	Morgan Stanley International	$50	$—
Euro	4,683	U.S. Dollar	5,819	1-14-15	Morgan Stanley International	151	—
						$201	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$139
Energy	2,523	—	—
Financials	2,914	—	—
Industrials	3,319	—	—
Utilities	804	—	—
Total Common Stocks	$9,560	$—	$139
Preferred Stocks	6,128	1,707	—
Warrants	—	—	221
Corporate Debt Securities	—	1,527,408	45,531
Loans	—	355,515	157,113
Short-Term Securities	—	120,948	—
Total	$15,688	$2,005,578	$203,004
Forward Foreign Currency Contracts	$—	$201	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 10-1-14	$137	$—	$41,984	$178,454
Net realized gain (loss)	—	—	—	(1,121)
Net change in unrealized appreciation (depreciation)	2	(493)	(4,670)	(6,232)
Purchases	—	—	4,374	26,096
Sales	—	—	(—)	(12,830)
Amortization/Accretion of premium/discount	—	—	(12)	96
Transfers into Level 3 during the period	—	714	45,839	46,015
Transfers out of Level 3 during the period	—	—	(41,984)	(73,365)
Ending Balance 12-31-14	$139	$221	$45,531	$157,113
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-14	$2	$(493)	$(4,670)	$(6,184)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2014, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$139	Broker	Broker quotes
Warrants	221	Third-party valuation service	Broker quotes
Corporate Debt Securities	45,531	Third-party valuation service	Broker quotes
Loans	157,113	Third-party valuation service	Broker quotes

The	following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,294,793
Gross unrealized appreciation	28,310
Gross unrealized depreciation	(98,833)
Net unrealized depreciation	$(70,523)

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.6%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A, 6.250%, 11–1–33	$2,000	$2,338
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	2,500	2,873

		5,211

Alaska – 0.2%
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10–1–21	1,735	1,989

Arizona – 1.2%
AZ Cert of Part, Ser 2010A (Insured by AGM), 5.250%, 10–1–26	2,000	2,272
Coconino Cnty, AZ Pollutn Ctl Corp., Pollutn Ctl Rfdg Rev Bonds (NV Power Co. Proj), Ser 2006A, (Auction Rate Sec) (Insured by FGIC), 0.455%, 9–1–32 (A)	3,000	2,873
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	2,500	2,986
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	2,000	2,354

		10,485

California – 13.9%
ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B, 6.250%, 8–1–39	1,000	1,176
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E, 6.000%, 5–1–39	3,000	3,551
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds, 0.953%, 4–1–45 (A)	4,000	4,050
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1, 1.140%, 4–1–45 (A)	8,500	8,674
CA (School Facilities) GO Bonds, 5.000%, 11–1–30	3,000	3,553
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B, 5.250%, 6–1–42	1,900	2,113
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X (Insured by FGIC), 5.500%, 12–1–16	10	11
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	3,000	3,467
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A, 6.500%, 11–1–38	2,000	2,416
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	4,000	4,406
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.500%, 10–1–29	1,000	1,153

CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B, 5.250%, 6–1–23	2,085	2,275
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A, 5.000%, 1–1–22	1,500	1,582
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–33	1,000	1,049
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010: 6.000%, 7–1–40	1,745	1,834
6.350%, 7–1–46	970	1,030
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011, 5.000%, 5–15–21	170	195
CA Various Purp GO Bonds:
6.000%, 2–1–15	3,000	3,015
5.250%, 9–1–26	3,500	4,213
5.500%, 4–1–28	5	5
5.250%, 10–1–29	2,500	2,921
5.750%, 4–1–31	5,000	5,913
6.000%, 3–1–33	1,000	1,228
5.000%, 4–1–37	5,000	5,732
6.000%, 11–1–39	4,500	5,501
CA Various Purp GO Rfdg Bonds, 5.000%, 2–1–33	8,000	9,256
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A, 7.000%, 10–1–36	750	889
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A, 6.250%, 9–1–24	2,000	2,457
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp, 5.750%, 2–1–30	2,000	2,229
Contra Costa Trans Auth, Sales Tax Rev Bonds (Ltd. Tax Bonds), Ltd. Tax Rfdg Bonds, Ser 2012A, 0.474%, 3–1–34 (A)	2,000	2,001
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A, 5.000%, 6–1–29	1,500	1,733
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (B)	3,315	1,691
0.000%, 8–1–32 (B)	5,000	2,395
0.000%, 8–1–33 (B)	5,000	2,264
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	2,750	2,988
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A, 5.250%, 5–15–34	3,000	3,439
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	1,500	1,763
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A, 5.750%, 9–1–40	1,000	1,098
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC), 5.500%, 10–1–28	500	563

San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1, 5.500%, 8–1–35	1,000	1,114
San Jose, CA Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–21	3,185	3,764
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	1,000	1,174
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I, 6.375%, 11–1–34	500	614
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1, 5.750%, 10–1–30	1,000	1,185
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI, 5.000%, 5–15–34	3,500	4,101
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B (Insured by AMBAC), 5.500%, 5–15–20	1,500	1,504
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A, 5.875%, 1–1–29	1,000	1,179
Vernon Elec Sys Rev Bonds, Ser 2012A, 5.500%, 8–1–41	2,185	2,476

		122,940

Colorado – 2.5%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12–1–23	2,065	2,389
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,390	1,547
7.400%, 12–1–38	1,000	1,129
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	2,975	3,191
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11–1–27	730	852
5.500%, 11–1–27	270	315
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A (Insured by FHA/VA),
5.500%, 11–1–29	615	637
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010,
5.625%, 12–1–40	3,250	3,627
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	2,500	2,976
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	4,250	4,961

		21,624

Connecticut – 0.3%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.750%, 6–15–34	2,500	2,822

District Of Columbia – 1.2%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	2,250	2,637
Metro WA Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (B)	6,500	7,664

		10,301

Florida – 5.7%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	2,500	2,764
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1,
5.000%, 6–1–20	1,000	1,159
Citizens Ppty Ins Corp., Sr Secured Bonds, Ser 2012A-1,
1.290%, 6–1–15 (A)	4,500	4,520
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	3,600	3,962
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	3,600	4,177
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	2,500	2,861
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	2,885	3,311
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	1,500	1,726
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	2,500	2,912
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	5,000	6,096
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
6.000%, 10–1–23	2,500	2,919
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	3,000	3,704
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
6.500%, 7–1–35	2,500	2,892
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4–1–39	1,000	1,127
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	3,500	3,937
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	2,250	2,630

		50,697

Georgia – 1.9%
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1–1–23	2,000	2,445
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place LLC Proj), Ser 2009A,
5.000%, 7–1–37	3,500	3,780
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11–1–39	3,000	3,430
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	1,500	1,654
Dev Auth of Burke Cnty (GA), Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2003A,
0.281%, 1–1–24 (A)	1,000	960
Griffin, GA Combined Pub Util Rev Rfdg Bonds, Ser 2012 (Insured by AGM):
3.000%, 1–1–16	1,050	1,076
3.000%, 1–1–17	500	521

Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
6.000%, 1–1–23	2,100	2,460

		16,326

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	883
5.750%, 9–1–20	1,000	1,196
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A,
6.750%, 11–1–37	2,000	2,300

		4,379

Illinois – 3.9%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	1,750	1,776
Chicago GO Bonds, Proj Ser 2011A,
5.250%, 1–1–35	1,500	1,567
Cmnty College Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008:
5.750%, 6–1–28	620	695
5.750%, 6–1–28	380	441
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	2,500	2,751
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–30	2,500	2,979
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.750%, 7–1–33	2,500	2,905
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb LLC - Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	2,000	2,228
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	8,750	9,149
IL Sales Tax Rev Bonds (Jr Oblig), Series 2013,
5.000%, 6–15–26	1,700	1,999
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
5.000%, 1–1–35	3,000	3,391
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
0.000%, 6–15–43 (B)	2,000	532
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7–1–24	3,080	3,939

		34,352

Indiana – 0.5%
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A (Insured by NPFGC),
7.400%, 7–1–15	1,655	1,711
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B (Insured by NPFGC),
7.400%, 7–1–15	2,855	2,952

		4,663

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
5.750%, 6–1–31	1,000	1,082
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008,
6.000%, 8–1–27	2,500	2,907
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9–1–39	2,145	2,211

IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	1,000	967

		7,167

Kansas – 0.7%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	2,000	2,227
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4–1–32	3,000	3,319
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006,
5.000%, 12–1–27	655	664

		6,210

Kentucky – 0.9%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	5,222
6.500%, 3–1–45	2,000	2,331

		7,553

Louisiana – 2.2%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1–1–28	1,000	1,144
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	5,250	6,094
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,164
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10–1–20	2,040	2,363
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	1,000	1,153
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	1,500	1,742
New Orleans, LA, GO Rfdg Bonds, Ser 2012,
5.000%, 12–1–25	1,500	1,687
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–26	2,000	2,278
5.000%, 12–1–27	1,500	1,703

		19,328

Maine – 0.1%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
5.875%, 12–1–39	1,055	1,175

Maryland – 1.0%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,750	1,895
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
0.934%, 5–15–38 (A)	5,460	5,488
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7–1–40	1,500	1,579

		8,962

Massachusetts – 1.4%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	2,315	2,574
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	620	659
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10–15–40	1,000	1,086
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A,
5.750%, 7–1–39	1,615	1,828
The Cmnwlth of MA, GO Rfdg Bonds (SIFMA Index Bonds), Ser 2013A,
0.400%, 2–1–17 (A)	6,000	6,014

		12,161

Michigan – 1.7%
Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009,
5.750%, 12–1–34	1,000	1,101
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	4,250	4,754
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.000%, 9–1–29	3,950	4,938
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	2,000	2,279
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I,
6.000%, 10–15–38	2,000	2,304

		15,376

Minnesota – 0.6%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006,
5.250%, 5–15–36	2,000	2,091
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A,
6.750%, 11–15–32	1,000	1,181
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	2,000	2,294

		5,566

Missouri – 1.2%
Belton, MO, Cert of Part, Ser 2008,
5.125%, 3–1–25	1,000	1,097
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3–1–24	2,265	2,268
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	2,250	2,501
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A,
5.750%, 6–1–39	1,000	1,120
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6–15–35	2,500	2,609
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7–15–36 (B)	2,350	948
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (C)	1,895	121

		10,664

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010,
5.625%, 1–1–40	1,000	1,116

Nevada – 0.6%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	3,000	3,460
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–25	1,715	2,097

		5,557

New Hampshire – 0.7%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
6.125%, 10–1–39	1,635	1,851
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	1,000	1,125
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	1,985	2,408
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A,
5.650%, 1–1–36	345	355

		5,739

New Jersey – 5.0%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10–1–21	2,500	2,950
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC - Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	2,900	3,225
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	2,545	2,862
NJ Econ Dev Auth, Sch Fac Constr Rfdg Notes (SIFMA Index Notes), Ser 2013I,
1.640%, 3–1–28 (A)	12,000	11,973
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	1,000	1,269
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,557
5.500%, 12–1–21	1,145	1,330
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	1,500	1,671
NJ Tpk Auth, Tpk Rev Bonds, Ser 2000D,
0.126%, 1–1–30 (A)	6,625	6,161
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12–15–40 (B)	10,000	2,897
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
5.250%, 12–15–22	3,500	4,127
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	1,000	1,201
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	2,500	3,016

		44,239

New Mexico – 0.2%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC),
6.000%, 1–1–37	430	451

NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	1,120	1,151

		1,602

New York – 5.6%
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11–15–36	1,125	1,293
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B,
0.140%, 7–1–29 (A)	8,900	8,321
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp. Proj), Ser 1985A (Insured by AMBAC),
0.422%, 12–1–23 (A)	4,350	4,018
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC),
0.114%, 5–1–34 (A)	8,000	7,360
NYC GO Bonds, Ser 2014D-1,
5.000%, 8–1–30	2,000	2,343
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	2,000	2,107
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	2,675	1,968
0.000%, 3–1–26 (B)	2,685	1,864
0.000%, 3–1–27 (B)	2,500	1,654
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I,
5.000%, 5–1–29	2,600	3,076
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	4,490	5,053
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	8,500	10,237

		49,294

North Carolina – 0.4%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.750%, 1–1–24	1,000	1,206
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (B)	3,000	1,280
5.750%, 1–1–39	1,000	1,130

		3,616

Ohio – 1.4%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	1,000	1,170
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E,
5.625%, 10–1–19	2,000	2,248
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	4,500	5,235
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	1,000	1,114
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A,
5.250%, 1–1–33	2,000	2,204
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC),
6.200%, 9–1–33	480	501

		12,472

Oklahoma – 0.2%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B,
5.750%, 3–1–29	305	312
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A,
5.875%, 1–1–28	1,000	1,148

		1,460

Oregon – 0.1%
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
5.000%, 7–1–22	1,000	1,164

Pennsylvania – 5.9%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	1,000	1,184
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,361
6.000%, 6–1–36	2,750	3,231
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	3,500	3,841
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8–1–35	750	827
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	2,500	2,823
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
0.000%, 6–1–33 (B)	4,000	4,743
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	2,250	2,556
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2,
0.000%, 12–1–28 (B)	8,500	9,259
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	2,600	2,927
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5.250%, 6–15–22	5,000	5,724
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	10,750	12,226

		51,702

Puerto Rico – 2.1%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7–1–21	1,500	1,285
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
5.000%, 7–1–28	1,000	1,006
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien),
6.000%, 7–1–38	3,500	2,518
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	4,250	2,125
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–33	5,000	2,505
PR Elec Power Auth, Power Rev Bonds, Ser ZZ,
5.250%, 7–1–24	2,680	1,343
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B,
5.500%, 8–1–31	1,750	921
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A,
0.000%, 8–1–32 (B)	5,000	3,815
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A,
0.000%, 8–1–33 (B)	4,500	2,566

		18,084

Rhode Island – 0.6%
RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A,
6.250%, 5–15–30	1,590	1,840
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	3,350	3,638

		5,478

South Carolina – 0.5%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	4,015	4,747

South Dakota – 0.1%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994,
7.300%, 4–1–16	760	790

Tennessee – 1.3%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7–1–25	750	866
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,597
5.750%, 7–1–20	1,330	1,584
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7–1–36	3,000	3,132
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	2,500	2,926

		11,105

Texas – 11.9%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.500%, 8–15–27	2,000	2,248
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,250	3,747
Cap Area Cultural Ed Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	1,000	1,166
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	2,500	3,147
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12–1–34	2,000	2,002
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008,
6.375%, 2–15–34	2,500	2,924
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A,
6.000%, 8–15–38	2,500	2,898
Harris Cnty Hlth Fac Dev Corp., Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.000%, 12–1–27	2,500	3,066
Harris Cnty Hlth Fac Dev Corp., Thermal Util Rev Bonds (Teco Proj), Ser 2008,
5.000%, 11–15–26	2,500	2,804
Harris Cnty-Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G (Insured by NPFGC),
5.750%, 11–15–15	1,500	1,506

Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
5.750%, 2–15–28	1,000	1,028
6.000%, 2–15–33	500	515
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C,
0.640%, 5–15–34 (A)	3,500	3,512
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A:
6.250%, 5–15–28	2,480	2,852
6.250%, 5–15–28	20	24
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
5.625%, 12–1–17	5,000	5,269
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	25,000	13,986
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A,
6.500%, 8–15–39	1,000	1,151
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (NW Sr Hsng Corp. - Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	4,000	4,215
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	3,000	3,082
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	1,500	1,698
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	2,000	2,141
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	2,000	2,371
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,802
7.000%, 6–30–40	5,000	6,042
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,500	2,892
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5–1–26	3,740	4,484
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC),
0.000%, 8–15–26 (B)	24,500	16,827
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-B,
1.250%, 8–15–42 (A)	4,500	4,505

		104,904

Vermont – 0.0%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27 (Insured by AGM),
5.500%, 11–1–37	100	101

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A,
6.750%, 10–1–37	1,000	1,149

Virginia – 0.6%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	2,500	2,965
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7–1–27	1,605	1,883

		4,848

Washington – 2.3%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010,
5.750%, 1–1–41	3,000	3,472
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7–1–39	1,000	1,174
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3–1–29	2,500	3,102
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	2,910	3,133
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B,
7.125%, 7–1–16	8,200	9,015

		19,896

Wisconsin – 0.6%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A,
5.750%, 5–1–33	1,000	1,166
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4–15–39	1,500	1,673
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	2,000	2,332

		5,171

Wyoming – 0.3%
WY Cmnty Dev Auth, Hsng Rev Bonds, 2014 Ser 1,
3.700%, 12–1–27	1,420	1,462
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–28	1,000	1,111

		2,573

TOTAL MUNICIPAL BONDS – 83.6%		$736,758
(Cost: $658,377)

SHORT-TERM SECURITIES
Commercial Paper (D) – 3.8%
BorgWarner, Inc.,
0.350%, 1–16–15	8,000	7,999
CVS Caremark Corp.,
0.510%, 1–15–15	6,000	5,999
DTE Energy Co. (GTD by Detroit Edison Co.),
0.400%, 1–8–15	4,000	3,999
General Mills, Inc.,
0.390%, 1–20–15	6,000	5,999
NBCUniversal Enterprise, Inc.,
0.320%, 1–6–15	4,000	4,000
Sherwin-Williams Co. (The),
0.230%, 1–6–15	6,000	6,000

		33,996

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (E)	3,480	3,480

Municipal Obligations – 11.3%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.),
0.010%, 1–1–15 (E)	7,100	7,100

CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.010%, 1–1–15 (E)	2,100	2,100
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.050%, 1–7–15 (E)	1,500	1,500
City of Chicago, GO Var Rate Demand Bonds, Ser 2003B-1 (GTD by JPMorgan Chase & Co.),
0.060%, 1–7–15 (E)	5,000	5,000
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.040%, 1–7–15 (E)	4,300	4,300
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.040%, 1–7–15 (E)	4,000	4,000
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.040%, 1–7–15 (E)	340	340
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.),
0.040%, 1–7–15 (E)	1,325	1,325
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.),
0.040%, 1–7–15 (E)	2,500	2,500
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Adj Rate Spl Tax Bonds, Ser 2014C-C (GTD by U.S. Bank N.A.),
0.010%, 1–1–15 (E)	4,500	4,500
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.030%, 1–7–15 (E)	1,500	1,500
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt),
0.050%, 1–7–15 (E)	2,000	2,000
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.010%, 1–1–15 (E)	6,915	6,915
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 1–1–15 (E)	7,815	7,815
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 1–1–15 (E)	17,300	17,300
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.030%, 1–7–15 (E)	6,300	6,300
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank N.A.),
0.030%, 1–7–15 (E)	6,000	6,000
NYC GO Bonds, Fiscal 2008 Series L-4,
0.020%, 1–1–15 (E)	2,000	2,000
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.020%, 1–1–15 (E)	3,045	3,045
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.),
0.030%, 1–7–15 (E)	3,549	3,549

Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj, Ser 2011G (GTD by Bank of Nova Scotia), 0.030%, 1–7–15 (E)	4,000	4,000
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank N.A.), 0.040%, 1–7–15 (E)	6,320	6,320

		99,409

TOTAL SHORT-TERM SECURITIES – 15.5%		$136,885
(Cost: $136,885)

TOTAL INVESTMENT SECURITIES – 99.1%		$873,643
(Cost: $795,262)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		8,222

NET ASSETS – 100.0%		$881,865

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at December 31, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$718,443	$18,315
Short-Term Securities	—	136,885	—
Total	$—	$855,328	$18,315

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 10-1-14	$16,277
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(1)
Purchases	—
Sales	(—)
Amortization/Accretion of premium/discount	—
Transfers into Level 3 during the period	6,161
Transfers out of Level 3 during the period	(4,122)
Ending Balance 12-31-14	$18,315
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-14	$(1)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2014, there were no transfers between Levels 1 and 2.

	Fair Value at 12-31-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$18,315	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$795,262
Gross unrealized appreciation	89,127
Gross unrealized depreciation	(10,746)
Net unrealized appreciation	$78,381

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.1%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A, 7.000%, 9–1–32	$1,000	$1,144

Alaska – 0.3%
Northn Tob Securitzation Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6–1–46	2,865	2,320

Arizona – 3.2%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 0.966%, 1–1–37 (A)	10,000	9,011
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	8,000	9,556
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A, 6.125%, 12–15–34	1,500	1,500
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,550
6.250%, 12–1–46	1,500	1,619
Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A, 6.125%, 9–1–34	1,380	1,382
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	2,000	2,364

		26,982

California – 5.3%
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A, 5.250%, 6–1–36	1,000	978
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	4,000	4,637
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009 (Insured by FHA), 6.625%, 8–1–29	2,225	2,684
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	2,995	3,147
6.350%, 7–1–46	1,705	1,810
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	1,500	1,805
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010, 6.125%, 9–15–40	5,000	5,814
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1, 5.125%, 6–1–47	5,000	3,811
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,204
6.750%, 11–1–39	900	978

Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	2,500	2,938
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,115
8.000%, 8–1–38	1,400	1,567
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011, 7.500%, 12–1–41	4,000	4,981
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9–1–42	1,000	1,162
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6–1–37	5,500	4,513

		44,144

Colorado – 7.8%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006, 5.250%, 10–1–40	2,000	2,027
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	4,805	5,070
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B, 8.000%, 12–1–38	1,140	1,301
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	2,700	3,049
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	4,000	4,859
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	5,975	6,408
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty - Clermont Park Proj), Ser 2006A, 5.750%, 1–1–37	3,000	3,068
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012, 7.000%, 6–1–42	3,665	3,957
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012, 5.250%, 1–1–37	1,000	1,031
Kremmling Mem Hosp Dist Proj, Ser 2010, 7.125%, 12–1–45	5,000	4,187
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	4,000	4,598
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd. Tax GO Bonds, Ser 2007, 5.500%, 12–15–37	7,300	7,405
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008, 6.500%, 11–15–38	3,000	4,112
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003, 6.050%, 12–1–33	1,245	1,248
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	3,000	3,502

Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Bonds, Ser 2006, 5.750%, 12–1–36	2,026	1,668
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	4,118	4,120
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd. Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	3,190	3,536

		65,146

Connecticut – 0.6%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	4,500	5,340

Florida – 3.0%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,493
6.750%, 11–1–39	2,390	2,642
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011, 7.750%, 1–1–41	4,000	3,837
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 6–15–32	2,600	2,659
6.000%, 9–15–40	6,000	6,252
6.125%, 6–15–43	1,000	1,018
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10–1–38	1,985	2,141
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012, 6.500%, 10–1–47	3,835	4,327

		25,369

Georgia – 0.8%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	2,000	2,205
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013, 7.250%, 1–1–49	4,000	4,628

		6,833

Guam – 0.4%
Govt of GU, GO Bonds, Ser 2009A, 7.000%, 11–15–39	2,700	3,182

Hawaii – 0.4%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	509
9.000%, 11–15–44	2,000	2,525

		3,034

Illinois – 9.1%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	2,500	2,537
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12–1–43	3,000	2,888
Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.500%, 10–15–40	4,500	4,871
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	1,625	1,729
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.750%, 5–15–46	2,500	2,640
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012, 6.500%, 12–1–32	4,660	4,862

IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A, 8.000%, 5–15–46	7,000	7,518
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–38	2,565	3,054
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C,
6.625%, 11–1–39	3,000	3,472
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	5,000	5,872
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	3,500	3,696
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	2,000	2,097
State of IL GO Bonds,
5.500%, 7–1–38	2,000	2,230
SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd. Incr Sales Tax Proj), Ser 2007,
5.350%, 3–1–31	4,440	3,468
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	3,680	4,372
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	880	966
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	3,140	3,304
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12–1–36	2,675	2,438
Vlg of Bridgeview, Cook Cnty, IL GO Rfdg Bonds, Ser 2014A,
5.500%, 12–1–43	5,000	5,366
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (B)	7,385	6,632
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	2,420	2,672

		76,684

Indiana – 3.4%
City of Carmel, IN, Rev Bonds, Ser 2012A,
7.125%, 11–15–47	6,250	6,955
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	1,330	1,353
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	1,135	1,159
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	6,335	6,738
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	2,000	2,236
Terre Haute, IN Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	1,000	1,012
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2–1–30	2,000	2,179
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	3,685	3,977

Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	2,300	2,578

		28,187

Iowa – 0.6%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	4,500	4,806

Kansas – 1.8%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	3,000	3,340
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A,
6.750%, 9–1–30	2,920	3,111
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	3,500	3,639
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007,
6.000%, 4–1–27 (C)	4,287	1,500
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11–15–38	2,500	2,534
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16 (C)	68	26
5.000%, 12–1–28 (C)	95	36
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006,
6.200%, 9–1–26	1,000	1,111

		15,297

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	6,383
6.500%, 3–1–45	2,500	2,914

		9,297

Louisiana – 3.0%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,164
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39	11,000	12,095
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A,
8.375%, 7–1–39	6,000	6,228
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	4,600	5,305

		24,792

Maryland – 0.4%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,250	1,354
MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	2,000	2,232

		3,586

Massachusetts – 1.3%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7–1–42	4,000	4,565
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
0.207%, 1–1–31 (A)	7,500	6,300

		10,865

Michigan – 3.0%
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,038
7.450%, 10–1–41	1,000	1,044
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A,
6.500%, 12–1–40	3,000	3,066
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	9,815	8,834
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	7,600	7,292
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	1,145	1,173
7.000%, 11–15–38	2,400	2,434

		24,881

Missouri – 6.8%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	2,470	2,779
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B,
8.000%, 5–1–28	2,045	2,187
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A,
6.250%, 10–1–17	1,700	1,674
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	582
6.125%, 12–1–36	675	586
Chillicothe, MO, Tax Incr Rev Bonds (South U.S. 65 Proj), Ser 2006:
5.625%, 4–1–24	860	735
5.625%, 4–1–27	1,500	1,223
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.400%, 10–1–26	760	682
5.500%, 10–1–31	1,500	1,294
5.550%, 10–1–36	400	335
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A,
6.500%, 10–1–30	1,500	1,713
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,600	2,601
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
7.000%, 4–1–28 (C)	5,700	3,135
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	2,950	3,027
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6–1–20	940	1,033
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	3,500	3,555
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B,
9.000%, 11–1–31	3,000	3,203

St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (B)	1,500	605
0.000%, 7–15–37 (B)	2,500	967
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27 (C)	1,250	620
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	1,420	1,474
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A,
5.950%, 11–1–29	2,700	2,765
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	2,500	2,339
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (C)	1,000	247
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	4,145	4,153
6.500%, 1–1–35	3,000	3,005
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,185	1,206
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (C)	3,790	241
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	3,000	3,108
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	6,000	6,006

		57,080

Nebraska – 1.3%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	8,928
5.000%, 9–1–42	2,000	2,172

		11,100

Nevada – 1.1%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	5,000	5,768
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	3,000	3,544

		9,312

New Jersey – 1.4%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.125%, 9–15–23	2,000	2,162
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	2,500	3,172
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	8,980	6,817

		12,151

New York – 3.6%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2,
6.500%, 1–1–32	1,125	1,108
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1–1–49	3,750	3,676
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1–1–49	726	712
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7–1–20	1,453	1,448
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1–1–49	2,537	—	*
NY Liberty Dev Corp. Rev Bonds (3 World Trade Center Proj), Ser 2014,
5.000%, 11–15–44	15,000	15,628
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005,
6.375%, 1–1–39	1,800	1,824
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	6,015	6,017

		30,413

Ohio – 0.7%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	3,500	4,095
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,240	1,364

		5,459

Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,028
6.000%, 11–15–38	4,550	4,587

		6,615

Oregon – 1.3%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	4,000	4,847
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,000	5,748

		10,595

Pennsylvania – 1.8%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	3,000	3,552
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
5.250%, 1–1–41	3,000	3,115
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	6,540	6,800
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (C)	1,850	541
7.350%, 7–1–22 (C)	3,400	995

		15,003

Puerto Rico – 3.0%
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7–1–35	5,000	4,360
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	2,000	1,503
5.500%, 7–1–39	3,750	2,731
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien),
5.750%, 7–1–37	1,000	706
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.250%, 7–1–40	2,000	1,000
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7–1–43	13,000	6,481
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	5,000	3,954
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A:
5.375%, 8–1–39	5,000	3,556
5.500%, 8–1–42	1,000	716

		25,007

South Carolina – 0.7%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	5,000	5,911

Tennessee – 0.7%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN), Gas Sys Rev Rfdg Bonds, Ser 2005:
6.800%, 5–1–19	1,720	1,792
6.900%, 5–1–29	3,750	3,907

		5,699

Texas – 14.6%
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	1,750	2,018
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	3,500	4,384
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	2,000	758
0.000%, 1–1–40 (B)	1,500	466
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	5,500	5,973
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11–1–44	5,000	5,540
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4–1–53	10,000	11,101
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A,
9.000%, 9–1–38	3,000	3,372
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	4,500	4,916
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A:
5.250%, 2–15–15	710	713
5.500%, 2–15–27	1,500	1,530
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	1,600	1,640
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,291
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	5,205	6,062

Lubbock Hlth Fac Dev Corp., First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A,
6.625%, 7–1–36	6,000	6,202
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	2,000	2,113
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	1,028
6.500%, 8–15–39	1,800	2,072
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	475	572
7.750%, 6–1–39	1,200	1,503
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (NW Sr Hsng Corp. - Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	6,000	6,322
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	6,000	6,165
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	731
8.250%, 11–15–44	7,000	6,870
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	1,000	1,093
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	9,750	11,560
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,871
7.000%, 6–30–40	6,000	7,251
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	5,400	6,246
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	3,000	3,397
TX Trans Comsn, Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	6,445	7,044

		122,804

Utah – 0.3%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A,
5.500%, 6–1–37	2,000	2,219

Virginia – 4.0%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,911	3,697
2.000%, 10–1–48	1,265	51
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	4,865	5,816
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007,
0.000%, 9–1–41 (B)	821	117
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007,
5.625%, 9–1–41	2,779	2,646

Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P.-Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	2,075	2,076
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7–1–34	4,590	4,879
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	2,000	2,299
5.500%, 1–1–42	11,000	12,030

		33,611

Washington – 0.9%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	1,865	2,072
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	4,100	5,129

		7,201

Wisconsin – 0.8%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	4,500	4,789
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,131
6.125%, 6–1–39	1,000	1,123

		7,043

Wyoming – 0.5%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–38	4,000	4,420

TOTAL MUNICIPAL BONDS – 89.9%		$753,532
(Cost: $718,055)

SHORT-TERM SECURITIES
Commercial Paper (D) – 5.7%
Bemis Co., Inc.,
0.360%, 1–7–15	5,000	5,000
BorgWarner, Inc.:
0.330%, 1–9–15	5,000	4,999
0.350%, 1–16–15	6,000	5,999
Exxon Mobil Corp.,
0.010%, 1–2–15	1,986	1,986
General Mills, Inc.,
0.390%, 1–20–15	6,000	5,999
Harley–Davidson Financial Services (GTD by Harley–Davidson Credit Corp.),
0.220%, 1–13–15	5,000	5,000
NBCUniversal Enterprise, Inc.,
0.320%, 1–6–15	9,000	8,999
Sherwin–Williams Co. (The),
0.230%, 1–6–15	5,000	5,000
Wal–Mart Stores, Inc.,
0.090%, 1–13–15	5,000	5,000

		47,982

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (E)	688	688

Municipal Obligations – 3.2%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.030%, 1–7–15 (E)	1,300	1,300
CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.),
0.010%, 1–1–15 (E)	3,000	3,000
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.050%, 1–7–15 (E)	1,300	1,300
City of Chicago, GO Var Rate Demand Bonds, Ser 2003B–1 (GTD by JPMorgan Chase & Co.),
0.060%, 1–7–15 (E)	5,000	5,000
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.040%, 1–7–15 (E)	2,600	2,600
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.),
0.040%, 1–7–15 (E)	1,000	1,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.040%, 1–7–15 (E)	3,000	3,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09–1 Adj Rate Spl Tax Bonds, Ser 2014C–C (GTD by U.S. Bank N.A.),
0.010%, 1–1–15 (E)	3,500	3,500
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.180%, 1–22–15	6,500	6,500

		27,200

TOTAL SHORT-TERM SECURITIES – 9.0%		$75,870
(Cost: $75,870)

TOTAL INVESTMENT SECURITIES – 98.9%		$829,402
(Cost: $793,925)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		9,066

NET ASSETS – 100.0%		$838,468

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at December 31, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$747,232	$6,300
Short-Term Securities	—	75,870	—
Total	$—	$823,102	$6,300

During the period ended December 31, 2014, securities totaling $6,300 were transferred from Level 2 to Level 3 due to decreased availability of observable market data due to decreased market activity or information for these securities. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FHA = Federal Housing Administration

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$793,925
Gross unrealized appreciation	68,662
Gross unrealized depreciation	(33,185)
Net unrealized appreciation	$35,477

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.200%, 1–6–15	$3,300	$3,300
0.200%, 1–28–15	3,000	3,000
0.200%, 3–19–15	4,500	4,500
Bank of America N.A.:
0.200%, 1–22–15	18,000	18,000
0.200%, 3–12–15	12,500	12,500
0.210%, 4–15–15	31,000	31,000
Citibank N.A.:
0.170%, 1–6–15	17,500	17,500
0.230%, 2–6–15	14,000	14,001
0.180%, 3–9–15	31,000	31,000
JPMorgan Chase Bank N.A.,
0.350%, 2–3–15	10,000	10,000

Total Certificate Of Deposit – 10.9%		144,801
Commercial Paper (A)
Air Products and Chemicals, Inc.:
0.120%, 1–2–15	4,000	4,000
0.120%, 1–5–15	8,000	8,000
0.130%, 1–20–15	15,500	15,499
0.160%, 1–21–15	8,200	8,199
0.160%, 1–26–15	8,000	7,999
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 4.125%, 1–15–15	9,500	9,514
BMW U.S. Capital LLC (GTD by BMW AG), 0.130%, 1–14–15	1,500	1,500
Coca-Cola Co. (The), 0.210%, 5–27–15	7,700	7,693
Corporacion Andina de Fomento, 0.150%, 2–9–15	16,000	15,997
Danaher Corp., 0.120%, 1–12–15	10,000	10,000
Eli Lilly and Co., 0.180%, 3–25–15	9,500	9,496
Emerson Electric Co., 0.140%, 1–15–15	7,000	6,999
Freddie Mac Discount Notes, 0.100%, 5–7–15	10,000	9,996
Honeywell International, Inc., 0.230%, 6–19–15	5,000	4,995
John Deere Canada ULC (GTD by Deere & Co.), 0.120%, 1–14–15	1,500	1,500
John Deere Capital Corp., 0.140%, 2–9–15	7,500	7,499
John Deere Financial, Inc. (GTD by John Deere Capital Corp.), 0.140%, 1–15–15	21,000	20,999
Kimberly-Clark Corp., 0.080%, 1–29–15	2,567	2,567
Microsoft Corp., 0.100%, 1–14–15	4,000	4,000
Prudential Funding LLC (GTD by Prudential Financial, Inc.), 0.100%, 1–2–15	15,000	15,000
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia), 0.240%, 1–30–15	18,767	18,763
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 0.190%, 1–15–15	3,700	3,700
St. Jude Medical, Inc.:
0.200%, 1–5–15	3,000	3,000
0.220%, 1–6–15	13,000	13,000
0.200%, 1–9–15	5,300	5,300
0.220%, 1–13–15	3,000	3,000
0.220%, 1–15–15	23,100	23,098
0.220%, 1–20–15	19,200	19,198
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank):
0.110%, 1–8–15	4,000	4,000
0.120%, 1–13–15	10,000	9,999
0.120%, 1–15–15	2,000	2,000
Toyota Motor Credit Corp., 0.220%, 5–20–15 (B)	37,000	37,000
Wisconsin Electric Power Co.:
0.330%, 1–6–15	16,500	16,499
0.330%, 1–7–15	15,500	15,499
0.200%, 1–8–15	21,000	20,999
0.200%, 1–9–15	1,132	1,132

Wisconsin Gas LLC, 0.170%, 1–8–15	8,000	8,000

Total Commercial Paper – 28.3%		375,639
Master Note
Toyota Motor Credit Corp., 0.126%, 1–7–15 (B)	3,727	3,727

Total Master Note – 0.3%		3,727
Notes
American Honda Finance Corp.:
0.230%, 1–10–15 (B)	26,000	25,999
1.450%, 2–27–15	520	521
0.230%, 3–10–15 (B)	1,700	1,700
3.500%, 3–16–15	2,000	2,013
Banco del Estado de Chile:
0.370%, 1–1–15 (B)	20,500	20,500
0.370%, 1–22–15 (B)	13,400	13,400
0.390%, 3–21–15 (B)	19,300	19,300
Bank of Nova Scotia (The):
0.280%, 1–1–15 (B)	8,000	8,000
0.240%, 1–5–15 (B)	20,000	20,000
0.240%, 1–22–15 (B)	9,200	9,200
3.400%, 1–22–15	12,450	12,472
0.240%, 1–23–15 (B)	13,000	13,000
BHP Billiton Finance (USA) Ltd., 1.000%, 2–24–15	9,520	9,530
Caterpillar Financial Services Corp., 1.050%, 3–26–15	1,000	1,002
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.), 2.750%, 6–24–15	4,900	4,958
Caterpillar, Inc., 0.950%, 6–26–15	4,100	4,112
Coca-Cola Co. (The), 0.750%, 3–13–15	6,800	6,807
General Electric Capital Corp.:
0.650%, 1–1–15 (B)	2,000	2,002
0.420%, 1–6–15 (B)	10,930	10,947
0.430%, 1–9–15 (B)	7,200	7,212
0.610%, 1–9–15 (B)	1,000	1,000
0.981%, 1–9–15 (B)	2,800	2,811
2.150%, 1–9–15	3,250	3,251
1.000%, 1–30–15 (B)	2,000	2,001
1.000%, 3–23–15 (B)	5,755	5,786
IBM Credit Corp., 0.210%, 2–4–15 (B)	4,000	4,000
JPMorgan Chase & Co.:
0.350%, 1–22–15 (B)	9,100	9,100
0.360%, 3–9–15 (B)	21,700	21,700
JPMorgan Chase Bank N.A., 0.300%, 1–23–15 (B)	14,000	14,000
PepsiCo, Inc., 0.430%, 1–30–15 (B)	5,350	5,355
Rabobank Nederland:
0.260%, 1–13–15 (B)	15,500	15,500
0.280%, 2–12–15 (B)	9,000	9,000
Toyota Motor Credit Corp.:
0.380%, 1–12–15 (B)	4,500	4,502
0.400%, 1–23–15 (B)	2,000	2,000
0.390%, 3–20–15 (B)	1,600	1,602
U.S. Bank National Association, 0.290%, 2–28–15 (B)	15,300	15,307
United Technologies Corp., 0.730%, 3–1–15 (B)	28,700	28,761
Wells Fargo & Co., 1.250%, 2–13–15	7,000	7,007
Wells Fargo Bank N.A.:
0.280%, 1–20–15 (B)	15,900	15,900
0.340%, 1–20–15 (B)	10,000	10,000
0.330%, 3–10–15 (B)	10,000	10,000
0.330%, 3–16–15 (B)	10,200	10,200

Total Notes – 29.4%		391,458

TOTAL CORPORATE OBLIGATIONS – 68.9%		$915,625
(Cost: $915,625)

MUNICIPAL OBLIGATIONS
California – 5.1%
CA GO Bonds, Ser 2005A3 (GTD by Bank of America N.A.), 0.030%, 1–7–15 (B)	8,430	8,430

CA GO Notes, Ser B-6 (Taxable), (GTD by Bank of America N.A.), 0.130%, 1–12–15	7,500	7,500
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.), 0.010%, 1–1–15 (B)	2,500	2,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government), 0.060%, 1–7–15 (B)	12,500	12,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by U.S. Government), 0.060%, 1–7–15 (B)	7,585	7,585
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.), 0.030%, 1–7–15 (B)	6,800	6,800
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Adj Rate Spl Tax Bonds, Ser 2014C-C (GTD by U.S. Bank N.A.), 0.010%, 1–1–15 (B)	2,000	2,000
San Francisco, CA, Pub Util Comsn Water Rev Notes, Ser A1T (Taxable), (GTD by Royal Bank of Canada), 0.140%, 1–14–15	20,600	20,600

		67,915

Colorado – 1.9%
Castle Pines North Fin Corp, Var Rate Cert of Part, Ser 2009 (GTD by Wells Fargo Bank N.A.), 0.060%, 1–7–15 (B)	2,730	2,730
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.050%, 1–7–15 (B)	10,455	10,455
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.), 0.070%, 1–7–15 (B)	7,150	7,150
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.):
0.070%, 1–7–15 (B)	4,000	4,000
0.200%, 1–7–15 (B)	800	800

		25,135

Florida – 0.2%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.), 0.030%, 1–1–15 (B)	2,000	2,000

Georgia – 3.7%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.), 0.030%, 1–1–15 (B)	19,117	19,117
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank), 0.140%, 1–14–15	10,000	10,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.), 0.180%, 1–22–15	20,000	20,000

		49,117

Illinois – 0.8%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.), 0.040%, 1–7–15 (B)	6,050	6,050
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.), 0.040%, 1–7–15 (B)	5,245	5,245

		11,295

Louisiana – 2.7%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.030%, 1–7–15 (B)	16,150	16,150
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.020%, 1–1–15 (B)	12,448	12,448
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)), 0.030%, 1–7–15 (B)	1,900	1,900
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.), 0.030%, 1–1–15 (B)	4,900	4,900

		35,398

Maryland – 0.7%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.120%, 1–7–15 (B)	9,715	9,715

Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank N.A.), 0.030%, 1–7–15 (B)	4,500	4,500

Michigan – 0.2%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.020%, 1–1–15 (B)	2,500	2,500

Mississippi – 3.8%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.), 0.010%, 1–1–15 (B)	5,000	5,000
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.010%, 1–1–15 (B)	22,080	22,080
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.), 0.010%, 1–1–15 (B)	11,830	11,830
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.010%, 1–1–15 (B)	7,400	7,400
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.), 0.010%, 1–1–15 (B)	4,000	4,000

		50,310

Missouri – 0.4%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.110%, 1–7–15 (B)	5,910	5,910

New Jersey – 0.7%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.), 0.160%, 1–7–15 (B)	9,288	9,288

New York – 2.1%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.), 0.050%, 1–7–15 (B)	14,000	14,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A, 0.030%, 1–7–15 (B)	3,000	3,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.), 0.040%, 1–7–15 (B)	7,391	7,391
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006A (GTD by Citibank N.A.), 0.050%, 1–7–15 (B)	3,100	3,100

		27,491

Ohio – 0.1%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006, 0.040%, 1–7–15 (B)	800	800

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.), 0.030%, 1–7–15 (B)	3,595	3,595

Pennsylvania – 0.6%
EPC - Allentown, LLC, Incr Var Rate Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.), 0.160%, 1–7–15 (B)	7,445	7,445

Tennessee – 0.1%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.), 0.030%, 1–7–15 (B)	1,900	1,900

Texas – 3.7%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.040%, 1–7–15 (B)	16,195	16,195
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.020%, 1–1–15 (B)	21,800	21,800
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.020%, 1–1–15 (B)	11,525	11,525

		49,520

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.), 0.010%, 1–1–15 (B)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS – 27.6%		$366,203
(Cost: $366,203)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 5.0%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 1–7–15 (B)	59,835	59,835
0.110%, 1–29–15 (B)	5,000	5,000
Totem Ocean Trailer Express, Inc. (GTD by U.S. Government), 0.490%, 1–15–15 (B)	2,578	2,578

		67,413

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 5.0%		$67,413
(Cost: $67,413)

TOTAL INVESTMENT SECURITIES – 101.5%		$1,349,241
(Cost: $1,349,241)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5)%		(20,028)

NET ASSETS – 100.0%		$1,329,213

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at December 31, 2014.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$915,625	$—
Municipal Obligations	—	366,203	—
United States Government and Government Agency Obligations	—	67,413	—
Total	$—	$1,349,241	$—

During the period ended December 31, 2014, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,349,241
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$ —

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 27, 2015

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2015